N-2	Mar. 11, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001515001
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-266297
Investment Company Act File Number	811-22534
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	7
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	33
Entity Registrant Name	VERSUS CAPITAL REAL ESTATE FUND LLC
Entity Address, Address Line One	5050 S. Syracuse Street
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	877
Local Phone Number	200-1878
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Mar. 11, 2025
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	Shares Shareholder Transaction Expenses Maximum Sales Load (percentage of offering price)(1) None Dividend Reinvestment Fees None Maximum Early Withdrawal Charge None
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]	Annual Fund Operating Expenses (as a percentage of net assets attributable to Shares)(2)

Management Fees(3)

1.04%
Other Expenses(4)

0.14%
Interest Payments on Borrowed Funds(5)

0.20%
Acquired Fund Fees and Expenses(6)

0.00%
Total Annual Fund Operating Expenses(7)

1.38%

Management Fees [Percent]	1.04%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.20%	[2],[3]
Acquired Fund Fees and Expenses [Percent]	0.00%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.14%	[3],[5]
Total Annual Expenses [Percent]	1.38%	[3],[6]
Expense Example [Table Text Block]
Example
The following example illustrates the hypothetical Annual Fund Operating Expenses that you would pay on a $1,000 investment in the Fund assuming a 5% return and that annual expenses attributable to Shares remain unchanged. The example assumes that you invest $1,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example does not present actual expenses and should not be considered a representation of future expenses. Actual Fund expenses may be greater or less than those shown.

1 Year	3 Years	5 Years	10 Years
$15	$44	$76	$167

The purpose of the tables above is to assist you in understanding the various costs and expenses you would bear directly or indirectly as a shareholder of the Fund. For a more complete description of the various costs and expenses of the Fund. See “Management of the Fund.”

Expense Example, Year 01	$ 15
Expense Example, Years 1 to 3	44
Expense Example, Years 1 to 5	76
Expense Example, Years 1 to 10	$ 167
Purpose of Fee Table , Note [Text Block]
The following table summarizes the expenses of the Fund and is intended to assist shareholders and potential investors in understanding the various costs and expenses that they will bear, directly or indirectly, by investing in the Fund. Each figure below relates to a percentage of the Fund’s daily NAV over the course of a year. The following table has been prepared under the assumption that the weighted average net assets over a fiscal year will be approximately $2.1 billion, which is the Fund’s net assets as of March 31, 2024. The total expenses associated with the Fund are higher than those of other types of funds that do not invest primarily in other investment vehicles. This is because the shareholders of the Fund pay the Investment Management Fee to the Adviser and also pay the fees and expenses charged by the Private Funds (indirectly) and Sub-Advisers acting as sub-advisers, to the extent the assets of the Fund are invested in Private Funds or have been allocated to Sub-Advisers acting as sub-advisers.

Basis of Transaction Fees, Note [Text Block]	percentage of offering price
Other Expenses, Note [Text Block]	“Other Expenses” are estimated based on the Fund’s net assets as of March 31, 2024. Such estimated expenses of the Fund, including, among other things, fees and other expenses that the Fund will bear directly, the Fund’s ongoing offering costs, certain fees and expenses of VCMIX Subsidiary, and fees and expenses of certain service providers, will vary. “Other Expenses” excludes operating costs of the VCMIX Sub-REIT. The Fund does not expect to incur such expenses for its fiscal year ending March 31, 2025 and estimates the operating costs will be 0.01% of the Fund’s net assets for the fiscal year ending March 31, 2026. The Fund’s annual expense ratio will increase if the Fund’s asset level decreases. Given the variability in the Fund’s Other Expenses, the Fund’s Total Annual Fund Operating Expenses may increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Actual fees and expenses may be greater or less than those shown. See “Management of the Fund – Other Expenses of the Fund.”
Management Fee not based on Net Assets, Note [Text Block]	Management Fees include the Investment Management Fee paid to the Adviser at an annual rate of 0.95% of NAV, which accrues daily and is payable quarterly in arrears. To the extent the Fund utilizes a Subsidiary or the VCMIX Sub-REIT, the Adviser contractually agrees to reduce the Investment Management Fee paid by the Fund in an amount equal to any management fees it receives from a Subsidiary and to waive any management fees payable by the VCMIX Sub-REIT, such that, for the collective net assets of the Fund and the Subsidiaries and the VCMIX Sub-REIT, the total Investment Management Fee is calculated at a rate of 0.95%. Each of these waivers may be terminated only upon approval by the Directors of the Fund, including a majority of the Independent Directors. Management Fees also include fees and expenses of the Sub-Advisers in their capacity as sub-advisers. That portion of the management fees, 0.09%, has been restated to reflect current fees based on the amount of assets managed by the Sub-Advisers at the Fund’s fiscal year ended March 31, 2024. The fees such Sub-Advisers charge the Fund are based on the Sub-Adviser’s sub-advisory agreement. The Management Fees paid to a Sub-Adviser in its capacity as a sub-adviser are assessed on a sliding scale and ranging from 1.0% down to 0.45% based on assets under management and is payable in arrears on a monthly or quarterly basis. Based upon the assumptions above, this translates to a weighted average fee of approximately 0.61% of the allocable portion of the Fund’s assets managed by such Sub-Advisers.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses (“AFFE”) include certain of the fees and expenses incurred indirectly by the Fund as a result of investment in shares of investment companies (including short-term cash sweep vehicles) and certain Private Funds. Although the Private Funds are not investment companies registered pursuant to the Investment Company Act, some of the fund structures may be 3(c)(1)/3(c)(7) Funds (which, for the avoidance of doubt, but for Section 3(c)(1) or 3(c)(7) would meet the definition of investment company under the Investment Company Act and not qualify for any other exemption) while many others are Other Private Funds that would not be investment companies for reasons other than the exemptions in Sections 3(c)(1) and 3(c)(7). AFFE includes certain of the fees and expenses, such as management fees (including performance fees, where applicable), audit, and legal expenses (“Operating Costs”), incurred indirectly by the Fund through its investments in 3(c)(1)/3(c)(7) Funds (based on information provided by the managers of such 3(c)(1)/3(c)(7) Funds), but excludes the Operating Costs incurred by the Fund through its investments in Other Private Funds. The calculation of AFFE is based on the Fund’s net assets of $2.1 billion at March 31, 2024 and assumes investments in 3(c)(1)/3(c)(7) Funds of 0% of the Fund’s net assets, which is the Fund’s actual March 31, 2024 allocation. These allocations may change substantially over time and such changes may significantly affect AFFE. As of March 31, 2024, approximately 82.5% of the Fund’s net assets were invested in Other Private Funds. If the estimated Operating Costs of such Other Private Funds (which equal approximately 0.75% of the Fund’s net assets) were included in AFFE, the Fund’s Total Annual Fund Operating Expenses would equal 2.13%.

Acquired Fund Fees Estimated, Note [Text Block]	Acquired Fund Fees and Expenses (“AFFE”) include certain of the fees and expenses incurred indirectly by the Fund as a result of investment in shares of investment companies (including short-term cash sweep vehicles) and certain Private Funds.
Acquired Fund Total Annual Expenses, Note [Text Block]	If the estimated Operating Costs of such Other Private Funds (which equal approximately 0.75% of the Fund’s net assets) were included in AFFE, the Fund’s Total Annual Fund Operating Expenses would equal 2.13%.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND INVESTMENT FEATURES
Investment Objectives
The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objectives are capital preservation and long-term capital appreciation. The Fund’s ability to achieve current income and/or long-term capital appreciation will be tempered by the investment objective of capital preservation. The Adviser seeks to achieve the Fund’s objective by investing primarily in (i) investments in third party private funds that themselves invest in real estate and in debt investments secured by real estate (i.e., private REITs) and investment funds and other pooled investment vehicles (collectively, “Private Funds”)); and (ii) domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs and publicly traded real estate debt securities (“Real Estate Securities” and together with the Private Funds, “Real Estate-Related Investments”). Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Real Estate-Related Investments. The Fund may obtain this exposure directly or through one or more wholly-owned and/or controlled subsidiaries that engage in investment activities in securities or other assets and are treated as corporations or disregarded entities for tax purposes (“Subsidiaries”). In addition, the Fund may invest up to 20% of its net assets to gain exposure to other investments, including, without limitation, through (a) equity investments in real estate and other real estate-related assets through a subsidiary that expects to elect to be taxed as a real estate investment trust (the “VCMIX Sub-REIT”); (b) debt investments, including private debt associated with real estate, including real estate-related loans originated by bank or non-bank lenders; and (c) originating and syndicating loans directly with real estate companies or with projects focused on the management, development, construction, renovation, enhancement, maintenance and/or operation of real estate. The principal investment strategies of the Fund reflect the aggregate operations of the Fund, its Subsidiaries, and the VCMIX Sub-REIT.
While maintaining a balance of strategies, markets, risks and institutional asset managers within the real estate industry, it is the intent that over time the Fund’s portfolio reflect the broad trends of the real estate market. The Fund’s investment strategy seeks to attain portfolio stability and favorable risk-adjusted investment returns with a focus on income and a low correlation to the publicly-traded equities markets. The Fund pursues its investment strategy by seeking to diversify its overall investment portfolio by: (i) geography: asset holdings primarily in the United States but with certain holdings across the rest of North America, Europe, Asia, Australia and other geographic regions; (ii) property type: investments in multi-family, industrial, office, retail, hotel and other property types; (iii) strategy: differing property and securities acquisition, underwriting and management strategies; and (iv) capital structure: investments that include debt and equity securities, including preferred stock.
Subject to the repurchase policies of the Private Funds, the Adviser expects to reallocate the Fund’s assets in response to changes in market values and the performance of the Managers. The Adviser aims to maintain a portfolio of investments that includes a variety of strategies, markets and types of Managers.
The Fund has been designed to afford the Adviser flexibility to deploy assets in real estate investment strategies it deems appropriate under prevailing economic and market conditions. Accordingly, at any given time, the Fund may not invest in all of the enumerated real estate investment strategies described in this Prospectus, and the Fund’s investment allocation is not fixed and will likely not be equally weighted. The Adviser may add different investment strategies at its discretion within the real estate sector, consistent with the Fund’s investment objectives.
Additional information about the types of investments that are expected to be made by the Fund is provided below and in the SAI. The Fund’s investment objectives are a fundamental policy and may not be changed without the approval of shareholders. Except as otherwise indicated, the Fund’s investment policies and restrictions are not fundamental and may be changed without a vote of the shareholders. See “Additional Investment Policies – Fundamental Policies” in the SAI.
No assurance can be given that the Fund will achieve its investment objectives.
Investing in Real Estate-Related Investments
The Fund may invest directly in, and gain exposure to, investment strategies, which involve various types of properties, in different geographic locations, with various risk/reward profiles and differing pieces of the capital structure including equity, debt or preferred securities. The Fund has been designed to afford the Adviser flexibility to deploy assets in real estate investment strategies it deems appropriate under prevailing economic and market conditions. Allocations to a Private Fund may vary over time upon the ongoing monitoring of the Adviser and continuous analysis of alternative real estate managers and real estate securities managers. As noted above, the Fund will limit its investment in any one Private Fund to less than 25% of the Fund’s assets. Under normal circumstances, a significant portion of the Fund’s assets are expected to be invested in Private Funds (i.e., private funds that invest in real estate and debt investments secured by real estate). The Fund is not limited in the types of Private Funds and Sub-Advisers that it may select or the types of investment activities in which they may engage, within the real estate sector and consistent with its investment objectives. Likewise, Sub-Advisers that are selected to sub-advise a specified portion of the Fund’s assets for investment in Real Estate Securities may only use long-only investment strategies, and will be restricted from selling securities short and writing uncovered options. The following is a brief description of the strategies implemented by the Fund, which strategies are employed on a collective basis to achieve the Fund’s objectives.
Private Funds. The Fund gains exposure to real estate-related assets in part through investments in Private Funds. Private Funds are pooled investment vehicles, which are typically exempt from registration, that have investors other than the Fund. The Fund will be an investor in the Private Funds as any typical investor would be. Some of these Private Funds themselves invest in real estate. Other Private Funds invest in debt investments secured by real estate either directly or through separate entities. The Fund intends to identify Private Funds with managers that focus on the major property types within commercial real estate (multi-family, industrial, office and retail), but the Fund may also seek exposure to Private Funds focused on certain specialty property types (e.g., data centers, self-storage, seniors housing) and debt investments in respect of certain other property types with strong credit characteristics. Private Funds typically accept investments on a continuous basis, have quarterly repurchases, and do not have a defined termination date. Although the Private Funds are not investment companies registered pursuant to the Investment Company Act, some of the fund structures may be 3(c)(1)/3(c)(7) Funds (which, for the avoidance of doubt, but for Section 3(c)(1) or 3(c)(7) would meet the definition of investment company under the Investment Company Act and not qualify for any other exemption) while many others are Other Private Funds that would not be investment companies for reasons other than the exemptions in Sections 3(c)(1) and 3(c)(7) of the Investment Company Act. The Fund intends to invest no more than 15% of its assets in 3(c)(1)/3(c)(7) Funds (excluding, for the avoidance of doubt, any Private Fund that would qualify as an Other Private Fund). Additionally, the Fund will not invest in Private Funds that hold themselves out as “hedge funds.” While the Adviser will only select Private Funds that invest in real estate and/or real estate-related debt, these Private Funds will operate in a variety of global markets with a variety of real estate-related strategies and risk/return characteristics.
The Private Funds will not be registered as investment companies under the Investment Company Act. See “Risk Factors – Private Funds Risk.” In order to ensure compliance with the Code and other applicable regulatory requirements, the Fund generally will seek to invest in Private Funds that utilize private REITs as the Adviser expects that income from such REITs would comply with the RIC 90% investment income requirement under the Code. See “Taxes.”
Real Estate Securities. The Fund may invest directly in Real Estate Securities, including equity and debt securities issued by real estate-related companies. The Adviser has engaged the Sub-Advisers to invest the Fund’s assets in Real Estate Securities.
Global Real Estate Equities. The Fund seeks global real estate equity investments that the Adviser believes will generate competitive total returns and current income. These investments typically include equity securities issued by U.S. and non-U.S. real estate companies, including REITs and similar REIT-like entities. REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment similar to that of U.S. REITs. The Fund may also invest in securities of foreign companies in the form of ADRs, GDRs and EDRs. The Sub-Advisers employ a risk-managed investment approach that focuses on companies the Sub-Advisers believe have potential for growth and/or strong income characteristics.
Real Estate Preferred Equities. The Fund seeks real estate preferred equity investments that the Adviser believes will generate high income and capital preservation. These investments typically include preferred stock of REITs and other real estate-related companies. The Sub-Advisers apply differing strategies, including, but not limited to, a value-oriented investment approach focused on credit quality and company fundamentals. The Sub-Advisers will evaluate the fundamental characteristics of the issuers, including creditworthiness and prevailing market factors. This approach will take into account an issuer’s corporate and capital structures and placement of the preferred securities within that structure.
Real Estate Debt. The Fund’s direct real estate debt investments include commercial real estate loans and other real estate-related securities that the Sub-Advisers believe will generate a stable income stream of attractive and consistent cash distributions. The Fund may make such investments through investment and origination of first mortgage loans as well as subordinated debt (B-notes and mezzanine loans), commercial mortgage-backed securities (“CMBS”), participating loans, bridge loans and other secured and unsecured real estate-related debt. There is no limit on the maturity or duration of any individual security and/or other investment in which the Fund may invest.
The Adviser will delegate to Sub-Advisers the management of a designated portion of the Fund’s assets for investment in Real Estate Securities. Underlying equity securities chosen by the Sub-Advisers may be listed or unlisted and underlying debt securities may be rated or unrated.
Real Estate Equity Investments through the VCMIX Sub-REIT. The VCMIX Sub-REIT will be structured to hold or invest, directly or indirectly, in real estate and real estate-related assets and will invest primarily in direct ownership of real estate properties or in joint ventures or partnerships that hold real estate. The VCMIX Sub-REIT may also engage in the acquisition, development, redevelopment, leasing, management, and disposition of real estate assets. Investments may be made in a broad range of geographic markets and property types, depending on market conditions and opportunities. The Fund will maintain direct or indirect voting control of the VCMIX Sub-REIT. The Fund will report its investment in the VCMIX Sub-REIT in accordance with generally accepted accounting principles. The Fund’s investments in the VCMIX Sub-REIT will be valued utilizing the fair value principles outlined within the Fund’s Valuation Policy. See “Calculation of Net Asset Value.” Leverage incurred directly by the VCMIX Sub-REIT will be aggregated with the Fund’s leverage for purposes of complying with Section 18 of the Investment Company Act. For purposes of complying with its fundamental and non-fundamental investment restrictions and policies pursuant to Section 8 of the Investment Company Act, except in the case of the Fund’s policy with respect to the purchase of real estate, the Fund will aggregate its direct investments with the investments of the VCMIX Sub-REIT. The VCMIX Sub-REIT may engage external management companies for property-level oversight of its investments.
Real Estate-Related Debt. The Fund may invest in real estate debt investments, including commercial real estate loans and other real estate-related securities. The Fund may originate or otherwise directly invest in privately issued real estate debt. The Fund’s investments in privately issued real estate debt typically will consist of senior debt and subordinated debt. Senior debt includes loans and loan-related investments structured with a senior security interest in real estate assets and/or cash flows from the real estate asset including contractual lease revenues. These loans are expected to vary in maturity, but typically have longer durations than subordinated debt and may include a combination of fixed and floating rate interest payments. Subordinated debt investments are secured by secondary claims against the real estate asset and its cash flow. These claims are subordinated to those of the senior debt, which has priority in collateral and cashflow. Subordinated debt typically will have relatively short maturities and floating interest rates. The Fund may also seek to invest in real estate-related debt that generates stable income streams of attractive and consistent cash distributions. The Fund may make such investments in first mortgage loans as well as subordinated debt (B-notes and mezzanine loans), commercial mortgage-backed securities (“CMBS”), participating loans, bridge loans and other secured and unsecured real estate-related debt. There is no limit on the maturity or duration of any individual security and/or other investment in which the Fund may invest.
The Adviser evaluates investment opportunities originated by or arranged through an extensive network of relationships with Arrangers. The Adviser evaluates opportunities involving a combination of direct lending Arrangers that focus on different sectors and different types of loans in an attempt to limit the Fund’s concentration in any single real estate sector or risk and return profile. The Fund will be able to adjust its dealings with Arrangers to the extent they are not performing as expected or adverse circumstances are affecting them, which may be particularly beneficial given the illiquid nature of the Fund’s assets. The Adviser has full discretion to increase or reduce the number of Arrangers through which it sources opportunities based on the market environment or Fund growth trajectory.
Other Investments. In certain circumstances or market environments the Fund may reduce its investment in Real Estate-Related Investments and hold a larger position in short-term, high-quality debt securities, money market instruments, money market funds, exchange-traded funds, and/or cash or cash equivalents. The Fund may also invest excess cash balances in these types of investments, as deemed appropriate by the Adviser. The Fund may use derivative strategies for hedging exposure to foreign currencies and interest rates. In addition, in pursuing its investment objective, the Fund may seek to enhance returns through the use of leverage. The Fund intends to utilize leverage opportunistically and may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time based on the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.
Core, Core Plus and Value Added Investments
Core. The Fund may have exposure to strategies that target high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Investments are typically located in primary markets and in the main property types (offices, retail, industrial and multi-family) and are stable, well-maintained, and well-leased. For example, office properties with investment grade tenants; multi-family properties in major metropolitan cities with higher rental rates; retail properties in more traditional neighborhoods and community strip-mall centers and regional and super regional malls; and warehouse and research and development properties in strong distribution centers ,may be considered to fall within this property type. The Fund intends to identify investments within this strategy that anticipate limited leverage (i.e., approximately 20% to 35%) or additional capital investment, maintain relatively stable and high occupancy levels and typically carry premium rents within a market.
Core Plus. The Fund may have exposure to strategies that seek moderate risk portfolios with real estate that provides moderate returns. Investments are predominantly core but with an emphasis on a modest value added management approach. A core-plus portfolio requires slightly more complex financial structuring and management intensive focus than a core portfolio of investments. Focus is on the main property types, in both primary and secondary markets, in buildings generally in good condition that require some form of enhancement (i.e., repositioning, redevelopment and/or releasing). The Fund intends to identify investments within this strategy that anticipate moderately low leverage (i.e., approximately 35% to 50% of the gross asset value of a Private Fund) and some additional capital investment.
Value Added. To a lesser extent than core and core plus, the Fund may have exposure to strategies that typically focus on more aggressive active asset management and often employ relatively more leverage. Investment portfolios typically target lower quality buildings, in both primary and secondary markets in the main property types. Properties are considered value added when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them (i.e., redevelopment/repositioning/releasing). To the extent the Fund invests in this strategy, the Fund intends to identify investments that anticipate moderate leverage (i.e., approximately 50% to 65%) and additional capital investment.
Investments in Subsidiaries
The Fund may make portfolio investments directly or indirectly through one or more Subsidiaries. References herein to the Fund include references to a Subsidiary in respect of the Fund’s investment exposure. The Fund will comply with certain provisions of the Investment Company Act applicable to the Fund on an aggregate basis with the Subsidiaries, including provisions relating to investment policies (Section 8), affiliated transactions and custody (Section 17), and capital structure and leverage (Section 18). To the extent that any Subsidiary directly incurs leverage in the form of debt, such leverage will be aggregated with the Fund’s leverage for purposes of complying with Section 18 of the Investment Company Act. VCMIX Subsidiary has the same investment objective and strategies as the Fund and, like the Fund, is managed by the Adviser. The Fund may invest in VCMIX Subsidiary in order to pursue its investment objective and strategies in a potentially tax-efficient manner.
Selection of Private Funds and Sub-Advisers
The Adviser follows certain general guidelines when reviewing and selecting Private Funds and Sub-Advisers. The Adviser takes into consideration the following criteria, as applicable, when selecting the approved Managers: assets under management; length of time in the business; stability and depth of corporate management; stability and depth of investment management team; investment strategies, target returns and leverage limitations; investment process and research capacity; existing portfolio composition and valuation; structure of any Private Funds and tax considerations; historical performance and reputation; fees and expenses; conflicts policies; reporting and valuation policies/process; and investor rights and controls.
Although the Adviser will attempt to apply the guidelines consistently, the guidelines involve the application of subjective and qualitative criteria and, the selection of Private Funds and Sub-Advisers is a fundamentally subjective process. The use of the selection guidelines may be modified or eliminated at the discretion of the Adviser. In addition, some Private Funds may be newly organized and have no, or only limited, operating histories. However, the Adviser typically will select Managers whose principals have substantial experience investing assets in real estate and/or Real Estate Securities. There can be no assurance that the Adviser will be able to access Private Funds or Sub-Advisers that will enable the Fund to meet its objectives.
Other than regulatory limitations applicable to a RIC, the Adviser is not bound by any fixed criteria in allocating assets to Private Funds. Private Funds have some flexibility to make investments in accordance with the market environment and employ leverage, as permitted within the operative documents for their investment vehicle and limitations set forth in the Code for operation of a REIT or corporate entity. See “Risk Factors – Focused Investment Risk” and “– Leverage Risk.” While the approved Private Funds and Sub-Advisers have been reviewed and approved by the Adviser, there is no guarantee that any one Private Fund or Sub-Adviser will receive an allocation of the Fund’s assets for investment. When a Private Fund or Sub-Adviser is selected, the allocation of assets may vary substantially for each. Additionally, there can be no assurance that a Private Fund or Sub-Adviser will have the capacity to accept additional assets for management and there may be a delay in the acceptance of such an investment that may change the Fund’s ability to utilize such approved Private Fund or Sub-Adviser.
The current investment guidelines developed by the Adviser include a review of the Private Funds and Sub-Advisers. In conducting this review, the Adviser will rely on its analysis and due diligence process for the selection of the appropriate Private Funds and Sub-Advisers. The Adviser may engage research and consulting services to assist in the aggregation and review of due diligence materials for each of the Private Funds and Sub-Advisers that it considers. In addition, the Adviser seeks to conduct a multi-step process to review and evaluate each potential Private Fund and each potential Sub-Advisers that includes: meetings, questionnaires, interviews, and reference calls. The goal of the due diligence process is to evaluate: (i) the background of the Manager’s firm and its respective team; (ii) the infrastructure of the Manager’s research, evaluation and investment procedures; (iii) the Manager’s strategies and method of execution; (iv) the Manager’s risk control and portfolio management processes; and (v) the differentiating factors that the Adviser believe give a Private Fund or Sub-Adviser an advantage over other potential investment funds and Managers.
Once a Private Fund is selected, the Fund and the Adviser continue to review the investment process and performance of the Private Fund. The Adviser and the Board engage in the necessary due diligence to ensure that the Fund’s assets are invested in Private Funds that provide reports that will enable them to monitor the Fund’s investments as to their overall performance, sources of income, asset valuations and liabilities. The Adviser, subject to the repurchase policies of the Private Funds, may reallocate the Fund’s assets among the Private Funds, redeem its investment in Private Funds, and/or select additional Private Funds.
In addition, once a Sub-Adviser is selected by the Adviser and approved by the Board and a majority of the existing shareholders (at such time), as necessary, to sub-advise a specified portion of the Fund’s assets for investment in Real Estate Securities, the Fund and the Adviser continue to review the investment process and performance of the Sub-Adviser. The Adviser and the Board engage in the necessary due diligence to ensure that the Fund’s assets are invested in Real Estate Securities that are consistent with the Fund’s investment objective and RIC requirements and that the investment performance in such securities is satisfactory.
Borrowing/Leverage
In pursuing its investment objective, the Fund (directly or indirectly, including through one or more Subsidiaries or the VCMIX Sub-REIT) may add leverage to its portfolio through borrowings, such as through bank loans or commercial paper and/or other credit facilities, or by utilizing reverse repurchase agreements and similar financing transactions, dollar rolls, and/or credit default swaps. The Fund may use leverage to make additional investments, to satisfy repurchase requests from Fund shareholders, to provide the Fund with temporary liquidity, or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of portfolio securities held by the Fund. The Fund may add leverage to its portfolio by utilizing a bank loan secured by the portfolio securities of the Fund, commercial paper, and/or other borrowings available to the Fund. Property level debt is expected to be incurred by operating entities held by the VCMIX Sub-REIT and secured by real estate and other assets owned by such operating entities. If an operating entity were to default on a loan, the lender’s recourse would be to the mortgaged property and the lender would typically not have a claim to other assets of the Fund or its subsidiaries. The Fund intends to utilize borrowings and other forms of leverage opportunistically and may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time based on the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. Leveraging is a speculative technique and the use of leverage involves increased costs and risk, including increased variability of the Fund’s net income, distributions and net asset value in relation to market changes. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed. The Fund may lose money through the use of leverage. See “Risk Factors – Leverage Risk.” The Fund has, and may in the future, borrow money in order to repurchase its Shares. The Fund may also borrow to facilitate investments or to seek to enhance returns. The Fund intends to limit its borrowing and the overall leverage of its portfolio to an amount that does not exceed 33-1/3% of the Fund’s gross asset value.
Any leverage incurred at the Subsidiary or the VCMIX Sub-REIT level is aggregated with the Fund’s leverage for purposes of complying with Section 18 of the Investment Company Act. Any leverage at the Fund, the VCMIX Sub-REIT, and Subsidiary levels will be in addition to financial leverage that a Private Fund may use as part of its capital structure.

Risk Factors [Table Text Block]
RISK FACTORS
An investment in the Fund is subject to a high degree of risk. Risks of investing in the Fund, or in an investment vehicle managed by Managers (as defined below) utilized by the Fund, include, but are not limited to, those outlined below. For purposes of this section, references to “the Adviser” should be read to include the Sub-Advisers and the Managers and references to “the Fund” should be read to include the Private Funds, the Subsidiaries, and the VCMIX Sub-REIT, in each case as applicable. The principal risks of the Fund reflect the aggregate operations of the Fund, its Subsidiaries, and the VCMIX Sub-REIT. You should consider carefully the risks before investing in the Shares. You may also wish to consult with your legal and tax advisors before deciding whether to invest in the Fund.
Real Estate-Related Securities Risk
The Fund will not invest in real estate directly, but will invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through the VCMIX Sub-REIT and other entities that qualify to be treated for tax purposes as REITs or investment vehicles treated similarly as private REITs for tax purposes. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values.
The following risks may affect real estate markets generally or specific assets and include, without limitation, general economic and social climate, regional and local real estate conditions, the supply of and demand for properties, the financial resources of tenants, competition for tenants from other available properties, the ability of the Private Funds to manage the real properties, changes in building, environmental, tax or other applicable laws, changes in real property tax rates, changes in interest rates, negative developments in the economy that depress travel activity, uninsured casualties, acts of God and other factors which are beyond the control of the Fund and the Adviser. Furthermore, changes in interest rates or the availability of debt may render the investment in real estate assets difficult or unattractive. The possibility of partial or total loss of capital will exist and investors should not subscribe unless they can readily bear the consequences of such loss. Many of these factors could cause fluctuations in occupancy rates, rent schedules or operating expenses, resulting in a negative effect on the value of real estate assets. Valuation of real estate assets may fluctuate. The capital value of the Fund’s investments may be significantly diminished in the event of a downward turn in real estate market prices.
Moreover, certain expenditures associated with real estate, such as taxes, debt service, maintenance costs and insurance, tend to increase over time and, in most cases, are not decreased by events adversely affecting rental revenues such as an unforeseen downturn in the real estate market, a lack of investor confidence in the market or a softening of demand. Thus, the cost of operating a property may exceed the rental income thereof. Insurance to cover losses and general liability in respect of properties may not be available or may be available only at prohibitive costs to cover losses from ongoing operations and other risks such as terrorism, earthquake, flood or environmental contamination. Even with comprehensive insurance to permit replacement in the event of total loss, certain types of losses are uninsurable or are not economically insurable, and the Fund will have no control over whether such insurance is maintained by the issuers in which it invests.
The Fund will invest in commercial real estate loans, mortgage loans, CMBS, B-Notes, mezzanine loans, and other similar types of investments. Certain factors may affect materially and adversely the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. Commercial real estate loans are secured by multifamily or commercial property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expenses or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, and changes in governmental rules, regulations and fiscal policies, including environmental legislation, natural disasters, terrorism, social unrest and civil disturbances.
In the event of any default under a mortgage loan held by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the Fund’s cash flow from operations. In the event of a default by a borrower on a non-recourse loan, the only recourse for the holder of that investment will be to the underlying asset (including any escrowed funds and reserves) collateralizing the loan. If a borrower defaults on a commercial real estate loan and the underlying asset collateralizing the commercial real estate loan is insufficient to satisfy the outstanding balance of the commercial real estate loan, this may cause a loss of principal or interest for the Fund. In addition, even if with recourse to a borrower’s assets, there may not be full recourse to such assets in the event of a borrower bankruptcy.
Foreclosure of a mortgage loan can be an expensive and lengthy process that could have a substantial negative effect on anticipated returns on the foreclosed mortgage loan. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law.
If the Fund makes or invests in mortgage loans and there are defaults under those mortgage loans, the Fund may not be able to repossess and sell the underlying properties in a timely manner. The resulting time delay could reduce the value of the investment in the defaulted mortgage loans. An action to foreclose on a property securing a mortgage loan is regulated by state statutes and regulations and is subject to many of the delays and expenses of other lawsuits if the defendant raises defenses or counterclaims. In the event of default by a mortgagor, these restrictions, among other things, may impede the Fund’s ability to foreclose on or sell the mortgaged property or to obtain proceeds sufficient to repay all amounts due to the Fund on the mortgage loan.
B-Notes. The Fund may invest in B-Notes. A B-Note is a mortgage loan typically (i) secured by a first mortgage on a single large commercial property or group of related properties and (ii) subordinated to an A-Note secured by the same first mortgage on the same collateral. As a result, if a borrower defaults, there may not be sufficient funds remaining for B-Note holders after payment to the A-Note holders. Since each transaction is privately negotiated, B-Notes can vary in their structural characteristics and risks. For example, the rights of holders of B-Notes to control the process following a borrower default may be limited in certain investments. The Fund cannot predict the terms of each B-Note investment and does not have control over the terms of the investments held by a Private Fund. Further, B-Notes typically are secured by a single property, and so reflect the increased risks associated with a single property compared to a pool of properties.
Mezzanine Loans. The Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or an entity that owns (directly or indirectly) the interest in the entity owning the real property. These types of investments may involve a higher degree of risk than long-term senior mortgage lending secured by income-producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. In the event of a bankruptcy of the entity providing the pledge of its ownership interests as security, the Fund may not have full recourse to the assets of such entity, or the assets of the entity may not be sufficient to satisfy the Fund’s mezzanine loan. If a borrower defaults on the Fund’s mezzanine loan or debt senior to the Fund’s loan, or in the event of a borrower bankruptcy, the Fund’s mezzanine loan will be satisfied only after the senior debt. As a result, the Fund may not recover some or all of the Fund’s investment. In addition, mezzanine loans may have higher loan-to-value ratios than conventional mortgage loans, resulting in less equity in the real property and increasing the risk of loss of principal.
The Fund may acquire interests in subordinated loans and invest in subordinated mortgage-backed securities. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy the Fund’s loan, there may be a loss of principal or interest. In the event a borrower declares bankruptcy, the holder of the investment may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan.
In general, losses on a mortgage loan included in a securitization will be borne first by the equity holder of the property, then by a cash reserve fund or letter of credit, if any, and then by the “first loss” subordinated security holder. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit and any classes of securities junior to those in which held by the Fund, the Fund may not be able to recover all of the Fund’s investment in the securities purchased. In addition, if the underlying mortgage portfolio has been overvalued by the originator, or if the values subsequently decline and, as a result, less collateral is available to satisfy interest and principal payments due on the related mortgage-backed securities, the securities in which the Fund may effectively become the “first loss” position behind the more senior securities, which may result in significant losses to the Fund.
Investments in commercial real estate loans are subject to changes in credit spreads. When credit spreads widen, the economic value of such investments decrease. Even though a loan may be performing in accordance with its loan agreement and the underlying collateral has not changed, the economic value of the loan may be negatively impacted by the incremental interest foregone from the widened credit spread.
Investment in long-term fixed rate debt securities will decline in value if long-term interest rates increase. Additionally, investments in floating-rate debt will be impacted by decreases in interest rates that may have a negative effect on value and interest income. Declines in market value may ultimately reduce earnings or result in losses to the Fund, which may negatively affect cash available for distribution to shareholders.
The decline in the broader credit markets related to the sub-prime mortgage dislocation has caused the global financial markets to become more volatile and the United States homebuilding market has been dramatically impacted as a result. The confluence of the dislocation in the real estate credit markets with the broad based stress in the United States real estate industry could create a difficult operating environment for owners of real estate in the near term and investors should be aware that the general risks of the Fund investing in real estate may be magnified.
Mortgage-Backed Securities. The Fund will invest in mortgage-backed securities on commercial real estate. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. The yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates of the underlying instrument, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates. The Fund may also hold mortgage-related securities without insurance or guarantees if the Adviser determines that the securities meet the Fund’s quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If the Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.
Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of “locking in” interest rates.
The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. Mortgage-backed securities are also subject to several risks created through the securitization process. Subordinate mortgage-backed securities are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes delinquent loans, there is a risk that the interest payment on subordinate mortgage-backed securities will not be fully paid. Subordinate mortgage-backed securities are also subject to greater credit risk than those mortgage-backed securities that are more highly rated. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.
Through its investments in mortgage-backed securities, including those that are issued by private issuers, the Fund may have exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities and other entities that acquire and package mortgage loans for resale as mortgage-backed securities. Unlike mortgage-backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself.
In addition, mortgage-backed securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private mortgage-backed securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.
Liquidity Risk
The Fund will invest a substantial portion of its assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act.
Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the prevailing price when it decided to sell. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at attractive prices or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.
Additionally, the Fund’s repurchase process could involve substantial complications and delays, as the ability of the Fund to honor repurchase requests is dependent in part upon the Fund’s ability to make withdrawals from Private Funds which may be delayed, suspended altogether or not possible because, among other reasons, (i) many Private Funds permit withdrawals only on an infrequent basis, which timing is not likely to coincide with the repurchase dates of the Fund, (ii) some Private Funds may impose limits (known as “gates”) on the aggregate amount that a shareholder or all shareholders in the Private Fund may withdraw on any single withdrawal date, and (iii) the Private Funds’ portfolios may include investments that are difficult to value and that may only be able to be disposed of at substantial discounts or losses.
In addition, the Fund’s interests in the Private Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Fund pursuant to limited withdrawal rights. Some Private Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Fund managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. Overall, the types of restrictions on investments by the Private Funds affect the Fund’s ability to invest in, hold, vote the shares of, or sell the Private Funds.
Furthermore, the Fund, upon its withdrawal of all or a portion of its interest in a Private Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of. In addition, each of VCMIX Sub-REIT and the Subsidiaries are expected to invest in illiquid assets, and the Fund’s investments in such entities will be illiquid. The VCMIX Sub-REIT and the Subsidiaries may be unable to sell their assets, or be forced to sell them at reduced prices. The Fund also may invest directly in other private securities that it may not be able to sell at the Fund’s current carrying value for the securities. The illiquidity of these securities may adversely affect the Fund.
Debt Securities and Related Investments Risk
The Fund intends to invest in real estate-related debt securities, including but not limited to senior secured debt, subordinated debt, real-estate related loans, mezzanine debt, and other similar types of investments. In addition to risks generally associated with debt securities and related investments (e.g., credit risk, interest rate risk), the Fund’s debt securities are subject to other risks. Certain factors may affect materially and adversely the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. The Fund may invest in debt securities that are unrated, or, if rated, below investment grade (commonly referred to as “high yield” securities or “junk bonds”), and whether or not rated, the debt securities may have speculative characteristics. In addition, there may be transfer restrictions on the private debt securities or, if applicable, the secondary market on which such debt securities are traded may be less liquid than the market for investment-grade securities, meaning such debt securities are subject to greater liquidity risk than investment-grade securities, and it may be more difficult to hedge against the risks associated with such debt securities. Debt securities are regarded as predominantly speculative with respect to a real estate company’s capacity to pay interest and repay principal in accordance with the terms of its obligations and involve risk exposure to adverse market and other financial conditions.
Investments of the Fund in the form of private debt securities generally are expected to be held for the duration of their term. While from time to time the Fund may seek to exit an investment prior to maturity, investments are likely to be relatively illiquid. The Fund’s ability to dispose of investments in such situations may be constrained by a general shortage of local capital and the absence of interest from third parties who may be seeking to acquire the debt securities and any such exit or disposal may be at a discount.
Credit Risk
Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by the Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.
The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment-grade are considered to have speculative characteristics. If a security held by the Fund loses its rating or its rating is downgraded, the Fund may nonetheless continue to hold the security in the discretion of the Adviser.
Active Management Risk
Identifying and allocating assets among the appropriate investments is difficult and involves a high degree of uncertainty. The performance of the Fund depends in large part upon the Adviser’s successful application of analytical skills and investment judgment; the ability of the Adviser to choose successful Managers; and the ability of the Adviser to develop and implement investment strategies that achieve the Fund’s investment objective. Although the Adviser monitors the Managers, it is possible that one or more Managers may take substantial positions in the same instruments or markets at the same time, thereby interfering with the Fund’s investment goals. In addition, Managers may make investment decisions that conflict with each other; for example, at any particular time, one Manager may be purchasing shares of an issuer whose shares are being sold by another Manager. Consequently, the Fund indirectly could incur transaction costs without accomplishing any net investment result.
Furthermore, the Managers have varying levels of experience – some may be newly organized and have no, or limited, operating histories. Although the Adviser receives detailed information from each Manager regarding its historical performance and investment strategy, there may be some information that the Adviser cannot independently verify. In addition, a particular Manager’s past successful performance is not necessarily an indication of such Manager’s future performance. There can be no assurance that the Adviser’s assessments of Managers will prove accurate or that the Fund will achieve its investment objective.
In addition, the Adviser and the Managers, like other Fund service providers, are subject to various risks, including risks relating to operations and back office functions, property management, accounting, administration, risk management, valuation services and reporting. The Adviser and the Managers may also face competition from other industry participants that may be more established, have larger asset bases and have larger numbers of qualified management and technical personnel. Additionally, the investment strategies pursued by certain Managers may evolve over time, which may limit the Adviser’s ability to assess a Manager’s ability to achieve its long-term investment objective.
While the Fund and the Adviser will evaluate regularly each Private Fund and its Manager and each Sub-Adviser to determine whether their respective investment programs are consistent with the Fund’s investment objectives and whether the investment performance is satisfactory, the Adviser will not have any control over the investments made by a Private Fund and limited control over the investments made the Sub-Advisers. The Adviser’s or a Sub-Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or investment strategy may prove to be incorrect, and may cause the Fund to incur losses.
Even though Private Funds are subject to certain constraints, the Managers may change aspects of their investment strategies without prior notice to the Fund. The Managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for the Private Fund). The Adviser may reallocate the Fund’s investments among the Private Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Private Funds. The Fund’s investments in certain Private Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. These withdrawal limitations may prevent the Fund from reacting rapidly to market changes should a Private Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Private Funds that are poorly performing or have otherwise had adverse changes. The Adviser will engage in due diligence in an effort to ensure that the Fund’s assets are invested in Private Funds that provide reports that will enable them to monitor the Fund’s investments as to their overall performance, sources of income, asset valuations, and liabilities; however, there is no assurance that such efforts will necessarily detect fraud, malfeasance, inadequate back office systems, or other flaws or problems with respect to the Private Fund’s operations and activities. The Adviser will be dependent on information provided by the Private Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.
Conflicts of interest may arise from the fact that the Adviser, the Managers and their affiliates may be carrying on substantial investment activities for other clients in which the Fund has no interest. The Adviser, the Managers, and their respective affiliates manage the assets of and/or provide advice to registered investment companies, private investment funds and individual accounts (collectively, “Adviser Clients”) other than the Fund, which could compete for the same investment opportunities as the Fund. In addition, the Adviser, the Managers and their respective affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in private investment funds, private investment companies or other investment vehicles in which the Fund will have no interest. The Adviser, the Managers and their respective affiliates may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular Adviser Client or for themselves or their officers, directors, partners, members or employees, but not for the Fund. Situations may arise in which the Adviser, the Managers and/or their respective affiliates or Adviser Clients have made investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or available to, the Fund. The investment activities of the Adviser, the Managers and their respective affiliates and any of their respective officers, directors, partners, members or employees may disadvantage the Fund in certain situations, if, among other reasons, the investment activities limit the Fund’s ability to invest.
Furthermore, the officers or employees of the Adviser will be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity among the Fund and Adviser Clients. The Adviser and its respective officers and employees will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.
Personnel of the Adviser may also periodically discuss investment research and due diligence with portfolio managers and other senior personnel of the Managers and/or their respective affiliates. Investment decisions for the Fund are made independently from those of Adviser Clients. If, however, the Fund desires to invest in, or withdraw from, the same Private Fund as an Adviser Client, the opportunity will be allocated equitably. Decisions in this regard are necessarily subjective and there is no requirement that the Fund participate, or participate to the same extent as the Adviser Clients, in all available investments. In some cases, investments for Adviser Clients may be on terms different from, and sometimes more favorable than, an investment made on behalf of the Fund. In addition, the Adviser, the Managers and/or their respective affiliates or Adviser Clients may also have an interest in an account or investment vehicle managed by, or enter into relationships with, a Sub-Adviser or its affiliates on terms different, and potentially more favorable, than an interest in the Fund, which may adversely affect the amount the Fund will be able to invest in a Private Fund. In other cases, the Fund may invest in a manner opposite to that of Adviser Clients (i.e., the Fund buying an investment when Adviser Clients are selling, and vice-versa). Additionally, because any selling agents or their affiliates may provide brokerage, placement, investment banking and other financial or advisory services from time to time to one or more accounts or entities managed by the Managers or their affiliates, including the Private Funds, and receive compensation for providing these services, these relationships could preclude the Fund from engaging in certain transactions and could constrain the Fund’s investment flexibility. In addition, the Fund is subject to certain limitations relating to joint transactions with affiliates, which in certain circumstances will limit the Fund’s ability to make investments or enter into other transactions alongside other Adviser Clients. There can be no assurance that such regulatory restrictions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities. Managers may also receive research products and services in connection with the brokerage services that the Adviser, the Managers managing Private Funds, the Sub-Advisers acting as sub-advisers, and their respective affiliates may provide from time to time to one or more Manager accounts or to the Fund.
In addition, there may be a conflict of interest as a result of the fact that the Adviser receives the Investment Management Fee irrespective of the allocation of the Fund’s assets. This conflict of interest arises because the amount of overall time, expense, and other resources expended to select and monitor Sub-Advisers may be less than what is expended to select and monitor underlying Private Funds. If the overall time, expense, and other resources expended by the Adviser to select and monitor Sub-Advisers of the Fund is less than what the Adviser expends to select and monitor Private Funds, the Adviser will have an incentive to allocate more of the Fund’s assets to Sub-Advisers. The Board monitors this potential conflict of interest and any effect it may have on the Fund and its shareholders. Under normal circumstances, the Adviser does not believe that its overall cost and expense will differ materially between selecting and monitoring Private Funds on the one hand, or in compensating Sub-Advisers, on the other.
Interest Rate Risk
A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Recently, the U.S. Federal Reserve increased interest rates from historically low levels, resulting in rising interest rates across the financial system. Thus, the Fund currently faces a heightened level of risk associated with high interest rates and/or bond yields. Interest rate increases may result in a decline in the value of the fixed income or other investments held by the Fund that move inversely to interest rates. A decline in the value of such investments would result in a decline in the Fund’s NAV. Additionally, further changes in interest rates could result in additional volatility and could cause Fund shareholders to tender their Shares for repurchase at its regularly scheduled repurchase intervals. The Fund may need to liquidate portfolio investments at disadvantageous prices in order to meet such repurchases. Further increases in interest rates could also cause dealers in fixed income securities to reduce their market making activity, thereby reducing liquidity in these markets. To the extent the Fund holds fixed income securities or other securities that behave similarly to fixed income securities, the longer the maturity dates are for such securities will result in a higher likelihood of a decrease in value during periods of rising interest rates.
Leverage Risk
There are significant risks associated with borrowings and leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Investors in the Fund should consider the various risks of leverage, including, without limitation, the risks described below. There is no assurance that a leveraging strategy would be successful.
Leverage involves risks and special considerations for shareholders including:
•	the likelihood of greater volatility of NAV of the Shares, and of the investment return to shareholders, than a comparable portfolio without leverage;
•	the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders;
•	the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;
•	the potential for an increase in operating costs, which may reduce the Fund’s total return; and
•	the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.
In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.
Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. In addition, borrowings by the Fund may be made on a secured basis. The Fund’s Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the Fund’s lenders or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lenders will have the right, through the Fund’s Custodian, to liquidate the Fund’s assets, which may include redemption of the Fund’s investments in underlying Private Funds, without consideration of whether doing so would be in the best interests of the Fund’s shareholders. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.
The use of leverage involves financial risk and would increase the exposure of the Fund’s investment returns to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the investments. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. Borrowings by the Fund may be secured by any or all of the assets of the Fund, with the consequences that the Fund may lose more than its equity stake in any one investment, and may lose all of its capital.
Interest or other expenses payable by the Fund with respect to its borrowings generally will be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the interest rates and other costs to the Fund of such leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to shareholders than if the Fund were not so leveraged. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs of leverage to the Fund (including interest expenses on borrowings) could exceed the rate of return on the investments held by the Fund, thereby reducing return to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders and will reduce the investment return of the Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Shares, and it may result in losses.
In addition to any borrowing utilized by the Fund, the VCMIX Subsidiary, the VCMIX Sub-REIT and the Private Funds in which the Fund invests may utilize leverage. The Private Funds may be able to borrow, subject to the limitations of their charters and operative documents. While leverage presents opportunities for increasing the Fund’s, the VCMIX Subsidiary’s, the VCMIX Sub-REIT’s, or a Private Fund’s total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of the Fund, the VCMIX Subsidiary, the VCMIX Sub-REIT, or the Private Fund will decrease. Additionally, any event which adversely affects the value of an investment by the Fund, the VCMIX Subsidiary, the VCMIX Sub-REIT, or a Private Fund would be magnified to the extent the Fund, the VCMIX Subsidiary, the VCMIX Sub-REIT, or such Private Fund is leveraged. Furthermore, because the Private Funds may themselves incur higher level of leverage than that which the Fund is permitted, the Fund could be effectively leveraged in an amount far greater than the limit imposed by the Investment Company Act.
The cumulative effect of the use of leverage by a Private Fund in a market that moves adversely to such Private Fund’s investments could result in a substantial loss which would be greater than if the Private Fund were not leveraged. The Adviser typically will target Private Funds with leverage limitations in the range of 30% to 65% of their gross asset value at the time incurred, as specified in their charters and operative documents or disclosure documents, as of when the Adviser selects the Private Funds. Furthermore, the Private Funds will hold their investments in entities organized as REITs, corporations or other entities that provide that the Fund’s risk of loss will be limited to the amount of the investment by the Fund. Nevertheless, while leverage presents opportunities for increasing a Private Fund’s, and consequently the Fund’s, total return, it has the effect of potentially increasing losses as well.
Equity Securities Risk
Common and preferred stocks represent equity ownership in a company. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. Stock markets are volatile and the value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
Investments in preferred stocks may also be subject to additional risks. For example, preferred stocks sometimes include provisions that permit the issuer to defer distributions for a period of time. When distributions are deferred, the Fund may be required to recognize income for tax purposes in excess of distributions received by the Fund. In addition, shareholder rights in preferred stocks often differ from shareholder rights in common stocks. There may be limited or no voting rights for preferred shareholders, and the issuer may have the right to redeem preferred stock without consent of preferred stock shareholders. Preferred securities may also be substantially less liquid than other equity securities and, therefore, may be subject to greater liquidity risk.
Loans and Loan-Related Investments Risk
In addition to risks generally associated with debt securities and related investments (e.g., credit risk, interest rate risk), loans and loan-related investments, including loan participations and assignments, are subject to other risks. Although a loan obligation may be fully collateralized at the time of origination or acquisition, the collateral may subsequently decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value. Many loans and loan-related investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower.
There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of the loan. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s performance could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and the Fund could become part owner of any collateral if a loan is foreclosed, subjecting the Fund to costs associated with owning and disposing of the collateral.
The Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws in connection with its loan-related investments, although it may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s repurchase obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from a credit facility, if necessary to raise cash to meet its obligations. During periods of heightened repurchase activity or distressed market conditions, the Fund may seek to obtain expedited trade settlement, which will generally incur additional costs (although expedited trade settlement will not always be available).
The Fund may invest in loans in any part of the capital structure. Senior loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade (commonly referred to as “high yield”). Second lien loans are subordinated to the security interest of the senior lender or unsecured, and thus lower in priority of payment to senior loans, and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower, have greater price volatility, and may be less liquid. Unsecured loans will not benefit from any interest in collateral of the borrower. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund.
The Fund may have difficulty disposing of loans and loan participations because to do so it will have to assign or sell such securities to a third party. Because there is no liquid market for many such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio.
Generally, loans have the benefit of covenants that impose restrictions and obligations on the borrower, including, in some cases, restrictions on ability of the borrower to further encumber its assets. “Covenant-lite” agreements feature incurrence covenants, as opposed to more restrictive maintenance covenants. Under a maintenance covenant, the borrower would need to meet regular, specific financial tests, while under an incurrence covenant, the borrower only would be required to comply with the financial tests at the time it takes certain actions (e.g., issuing additional debt, paying a dividend, making an acquisition). A covenant-lite obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. To the extent a loan does not have certain covenants (or has less restrictive covenants), an investment in the loan will be particularly sensitive to the risks associated with loan investments.
Mortgage Loan Risk
The Fund may originate and selectively acquire mortgage loans, which are generally loans secured by a first mortgage lien on a commercial property and are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single family residential property. In addition, certain of the mortgage loans in which the Fund invests may be structured so that all or a substantial portion of the principal will not be paid until maturity, which increases the risk of default at that time. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. In the event of any default under a mortgage loan held directly by the Fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the profitability of the Fund.
Loan Assignment and Participation Risk
The Fund may purchase loan assignments and participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral and may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest. Because assignments may be arranged through private negotiations, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could have a partial ownership interest in any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In connection with purchasing participations, the Fund generally will not have any right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. The Fund may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower). As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Preferred Securities Risk
The Fund may invest in preferred shares of other issuers. Preferred shares are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common shareholders, but after bond holders and other creditors. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed (or floating) dividend payment rate and/or a liquidity preference over the issuer’s common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the Fund’s fixed income securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. In addition, the terms of preferred shares often do not include covenants that impose restrictions and obligations on the borrower to the degree that a lender may impose in connection with a loan. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.
Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or noncumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.
The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.
CMBS Risk
Commercial mortgage-backed securities (“CMBS”) are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal.
Foreign Investing Risk
Foreign investments by the Fund and Private Funds may be subject to economic, political, regulatory and social risks, which may affect the liquidity of such investments. Foreign ownership of Real Estate Securities may be restricted, requiring the Private Funds in which the Fund invests to share the applicable investment with local third party shareholders or investors, and there may be significant local land use and permit restrictions, local taxes and other transaction costs that adversely affect the returns sought by the Fund. These investments may be subject to additional risks relating to adverse political developments (including nationalization, confiscation without fair compensation, civil disturbances, unrest or war) and regulatory risks, which may affect the liquidity of such investments. Further, foreign governments may impose restrictions to prevent capital flight, which may, for example, involve punitive taxation (including high withholding taxes) on certain securities, transfers or asset sales or the imposition of exchange controls, making it difficult or impossible to exchange or repatriate the applicable currencies. Foreign investments also are subject to additional risks such as:
•	unfavorable changes in currency rates and exchange control regulations;
•	reduced availability of information regarding foreign companies;
•	different accounting, auditing and financial standards and possibly less stringent reporting standards and requirements;
•	reduced liquidity and greater volatility;
•	difficulty in obtaining or enforcing a judgment;
•	increased brokerage commissions and custody fees; and
•	increased potential for corrupt business practices in certain foreign countries.
As a result of potential hurdles facing foreign parties in enforcing legal rights in certain jurisdictions, there can be no certainty that rights to investments in non-U.S. jurisdictions will be successfully upheld in the courts of such jurisdiction. Certain Private Funds that invest in foreign jurisdictions may have difficulty in successfully pursuing claims in the courts of such jurisdictions to enforce the Fund’s rights as an investor therein, as compared to the courts of the United States. To the extent that a judgment is obtained, but enforcement thereof must be sought in the courts of another jurisdiction, there can be no assurance that such courts will enforce such judgment. Further, due to unpredictable political climates in certain jurisdictions and shifting relationships between the U.S. and various jurisdictions, the ability of certain Private Funds to liquidate collateral held in non-U.S. jurisdictions may become difficult.
The Fund does not intend to obtain political risk insurance. Accordingly, actions of foreign governments could have a significant effect on economic actions in their respective countries, which could affect private sector real asset and real asset-related companies and the prices and yields of investments. Exchange control regulations, expropriation, confiscatory taxation, sanctions against a particular country or countries, organizations, entities and/or individuals, embargos, nationalization, political, economic or social instability or other economic or political developments in such countries could adversely affect the assets of the Fund.
Political changes or a deterioration of a foreign nation’s domestic economy or balance of trade may indirectly affect the Fund’s investment in a particular real estate or real estate-related securities in that nation. Moreover, the investments could be adversely affected by changes in the general economic climate or the economic factors affecting Real Estate Securities, changes in tax law or specific developments within such industries or interest rate movements. While the Adviser intends to manage foreign investments in a manner that it believes will minimize the Fund’s exposure to such risks, there can be no assurance that adverse political or economic changes will not cause the Fund to suffer losses.
In addition to the risks associated with investments in foreign Real Estate-Related Investments generally, such investments in particular regions or countries with emerging markets may face those risks to a greater degree and may face additional risks. See “Risk Factors – Emerging Markets Risk.”
Interval Fund Risk
The Fund is a closed-end investment company that provides limited liquidity through quarterly repurchase offers under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the LLC Agreement and the Fund’s repurchase policy. Shareholders should not expect to be able to sell their Shares in a secondary market transaction regardless of how the Fund performs. Even though the Fund will offer to repurchase
Shares on a quarterly basis, there is no guarantee that shareholders will be able to sell Shares at any given time or in the quantity desired. An investment in the Fund is considered an illiquid investment and the Shares are appropriate only for those investors who can tolerate risk and do not require a liquid investment.
In general, limited liquidity is provided to shareholders only through the Fund’s quarterly Repurchase Offers for not less than 5% nor more than 25% of the Shares outstanding on the Repurchase Request Deadline. The Repurchase Offer amount will be determined by the Board before each Repurchase Offer. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a quarterly Repurchase Offer. The Fund’s Repurchase Offers may be, and in the past have been, oversubscribed. In the event of oversubscription, the Fund may repurchase, and in the past has repurchased, shares on a pro rata basis. Because of the potential for proration, some shareholders might tender more shares than they wish to have repurchased in order to ensure the repurchase of specific number of Shares. Additionally, in certain instances such Repurchase Offers may be suspended or postponed by a vote of a majority of the Board, including a vote by a majority of the Independent Directors, as permitted by the Investment Company Act and other laws. See “Quarterly Repurchases of Shares.”
Valuation Risk
The value of the Fund’s investments will be difficult to ascertain and the valuations provided in respect of the Fund’s Private Funds, the Subsidiaries, the VCMIX Sub-REIT, private debt investments and other private securities, will likely vary from the amounts the Fund would receive upon withdrawal of its investments. While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in the Private Funds, the Subsidiaries, the VCMIX Sub-REIT, private debt investments and other private securities that are not publicly traded will depend on the Managers to Private Funds or property managers to the Subsidiaries or the VCMIX Sub-REIT to provide a valuation or assistance with a valuation, of the Fund’s investment. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide no more than an estimate of value. Moreover, the valuation of the Fund’s investment in a Private Fund, as provided by a Manager as of a specific date, or of the VCMIX Sub-REIT provided by a property manager, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party.
The process of valuing the Fund’s private debt investments and other private investments for which reliable market quotations are not available is based on inherent uncertainties. Price estimates and other valuation information from third parties may at times be unavailable or unreliable. In particular, valuations of the Fund’s privately-issued debt investments backed by real estate-related assets may fluctuate over short periods of time depending on the nature of the asset. Pricing may be based on valuation ranges as opposed to specific price estimates and the Adviser may seek to fair value such investments using inputs such as comparable public market valuations, comparable transaction prices, discounted cash flow analyses, assessments of borrower credit quality and other financial or other relevant information. The Fund’s determination of fair value may differ materially from the values that would have been used if a liquid trading market for these securities existed. The Fund’s NAV could be adversely affected if the determinations regarding the fair value of its private debt investments and other private investments were materially higher than the values that the Fund ultimately realizes upon the disposition of such investments.
For information about the value of the Fund’s investment in Private Funds, the Adviser will be dependent on information provided by the Private Funds, including quarterly unaudited financial statements which, if inaccurate, could adversely affect the Adviser’s ability to value accurately the Fund’s Shares. Shareholders should be aware that the situations involving uncertainties as to the valuation of the investments of the Fund could have an adverse effect on the NAV of the Fund if the judgments of the Adviser regarding appropriate valuations should prove incorrect. The Adviser faces conflicts of interest in assisting with the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation.
Accordingly, there can be no assurance that the stated NAV of the Fund, as calculated based on such valuations, will be accurate on any given date, nor can there be any assurance that the sale of any property would be at a price equivalent to the last estimated value of such property. If at any time the stated NAV of the Fund is lower than its true value, those investors who have their Shares repurchased at such time will be underpaid and investors who retain their Shares would be adversely affected if more Shares were to be issued at the low price than are repurchased at that price. Conversely, if the Fund’s stated NAV is higher than its true value, those investors who purchase Shares at such time will overpay, and if repurchases of Shares based on a high stated NAV were to exceed purchases of Shares at that value, investors who do not have their Shares repurchased will be adversely affected. In addition, investors would be adversely affected by higher fees payable to the Adviser if the gross asset value of the Fund is overstated.
As a result, the NAV of the Fund, as determined based on the fair value of its investments in Private Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Private Funds. This could adversely affect shareholders whose Shares are repurchased as well as new shareholders and remaining shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment in connection with its withdrawal of its investment from a Private Fund, resulting in a dilution of the value of the Shares of shareholders who do not tender their Shares in any coincident tender offer and a windfall to tendering shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to shareholders remaining in the Fund, but a shortfall to tendering shareholders. The Adviser will attempt to resolve any conflicts between valuations assigned by Manager and fair value as determined by the Adviser by seeking information from the Manager and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund’s investment. Shareholders in the Fund have no individual right to receive information about the Private Funds or the Managers, will not be shareholders in the Private Funds, and will have no rights with respect to or standing or recourse against the Private Funds, Managers or any of their respective affiliates.
Private Funds Risk
The Private Funds will not be subject to the Investment Company Act, nor will they be publicly traded. As a result, the Fund’s investments in the Private Funds will not be subject to the protections afforded to shareholders under the Investment Company Act. These protections include, among others, certain corporate governance standards, such as the requirement of having a certain percentage of the directors serving on a board as independent directors, statutory protections against self-dealing by the Managers, and leverage limitations, and investment restrictions. Further, the Fund’s investments in Private Funds may be subject to heightened valuation, safekeeping, liquidity, and regulatory risks.
The Private Funds are not subject to the same investment limitations as the Fund and may have different and contrary investment limitations and other policies. Unlike registered investment companies, the Private Funds currently are not obligated by regulations or law to disclose publicly the contents of their portfolios. As such, the Fund has limited visibility into the underlying investments of the Private Funds, and is dependent on information provided by the Managers. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the allocation of its assets, and otherwise comply with regulations applicable to the Fund, may result in style drift, and ultimately may limit the universe of Private Funds in which the Fund can invest.
The Manager of a Private Fund may draw down on the Fund’s capital commitment all at once or in a series of capital calls. The portion of the Fund’s commitment to a Private Fund that has not been called is referred to as an “unfunded commitment.” The Fund may have a contractual obligation to provide capital to meet its unfunded commitment when the Manager draws upon the commitment. At the time the Fund enters into an unfunded commitment, it must have a reasonable belief that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. Under certain circumstances, this requirement could reduce the Fund’s flexibility to make investments in Private Funds and the Fund may be required to hold a substantial amount of its assets in money market securities, cash or cash equivalents, possibly for prolong periods of time; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.
The Fund may also be required to indemnify certain of the Private Funds from any liability, damage, cost or expense arising out of breaches of representations and warranties included in the Private Fund’s subscription documents and certain acts or omissions relating to the offer or sale of the Fund’s Shares. In addition, Private Funds may have indemnification obligations to the respective service providers they employ, which may result in increases to the fees and expenses for such Private Funds.
Prohibitions contained in the Investment Company Act on certain transactions between a registered investment company and its affiliated persons, or affiliated persons of those affiliated persons, restrict the Fund from investing in Private Funds sponsored or managed by the Adviser or its affiliates. In general, the Fund seeks to limit its investment in any one Private Fund to less than 25% of the Fund’s assets. The Fund may invest substantially all of its assets in non-voting securities of Private Funds. To the extent the Fund holds non-voting securities of, or contractually foregoes the right to vote in respect of, a Private Fund (which it intends to do in order to avoid being considered an affiliated person of a Private Fund within the meaning of the Investment Company Act), it will not be able to vote to the full extent of its economic interest on matters that require the approval of the investors of the Private Fund, including a matter that could adversely affect the Fund’s investment, such as changes to the Private Fund’s investment objective or policies or the termination of the Private Fund. Notwithstanding these waivers and limitations, the Fund may nevertheless be considered, under certain circumstances, to be an affiliate of a Private Fund. As such, the Fund might be subject to limitations imposed by the Investment Company Act on purchasing more interests in, or redeeming its interests from, such Private Fund, even if the additional investment or redemption would be beneficial to the Fund.
By investing in the Private Funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the Private Fund level – in addition to indirectly bearing any performance fees charged by a Private Fund. Performance fees may create an incentive for the Private Fund’s manager to make investments that are riskier or more speculative than those it might have made in the absence of a performance fee, which may result in losses. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a single Private Fund.
The Fund’s investments in Private Funds are priced according to their fair value, as determined in good faith by the Adviser. These valuations are based on estimates, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Adviser and the net asset value of the Fund’s shares. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if readily available market values were available for all of the Fund’s investments.
Investment in Private Funds carries the risk of loss due to Private Funds’ fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets), or poor judgment. During the lifetime of the Fund, there could be material changes in one or more Private Funds, including changes in control and mergers. The effect of such changes on a Private Fund cannot be predicted but could be material and adverse. Given the limited liquidity of the Private Funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any such changes, resulting in substantial losses from risks of Private Funds.
Joint Venture Risk
The Fund, directly or indirectly through a Subsidiary or the VCMIX Sub-REIT, may enter into joint ventures with unaffiliated third parties to make investments. In certain of these joint ventures, the Fund may share control with the third-party partner (for example, the Fund may have approval rights over some or all of the joint venture’s activities and, in limited circumstances, may have the ability to require that the joint venture take specific actions), even though the Fund may hold a majority of the economic interests of a joint venture. In many cases, the third-party partner may provide services for the joint venture or its assets, including, without limitation, management of day-to-day operations, asset management, property management, construction or development management, and leasing, refinancing or disposition related services. Such investments may involve risks not otherwise present with other methods of investment. In addition, disputes between the Fund and its joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s Directors and officers from focusing their time and efforts on the Fund’s business. The Fund may at times enter into arrangements that provide for unfunded commitments and, even when not contractually obligated to do so, may be incentivized to fund future commitments related to its investments.
Property Manager Risk
The Adviser, on behalf of the Fund or the VCMIX Sub-REIT, may hire property managers to manage properties and leasing agents to lease vacancies in properties held directly or indirectly by the VCMIX Sub-REIT. These property managers may be Fund affiliates or partners in joint ventures. The property managers may have significant decision-making authority with respect to the management of investment properties. The Fund’s ability to direct and control how its investment properties are managed on a day-to-day basis may be limited. Thus, the success of the Fund may depend in large part on the ability of property managers to manage the day-to-day operations and the ability of leasing agents to lease vacancies in properties. Any adversity experienced by, or problems in the Fund’s relationship with, property managers or leasing agents could adversely impact the operation and profitability of Fund investment properties.
Loan Origination Risk
The Fund may originate loans, including, without limitation, loans issued directly to real estate companies or in connection with projects focused on the management, development, construction, renovation, enhancement, maintenance, and/or operation of real-estate. Loans originated by the Fund may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. The Fund may originate loans to public or private entities of all types, including loans to U.S. and non-U.S. governmental entities or loans issued in connection with projects authorized or sponsored by such entities. The Fund may originate loans to borrowers that are unrated or have credit ratings that are determined by one or more NRSROs and/or the Adviser to be below investment grade. The loans the Fund invests in or originates may vary in maturity and/or duration. The Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower’s use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A significant portion of the Fund’s investments may be originated, although the Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a RIC. The results of the Fund’s origination activities depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Further, the Fund’s inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to Fund shareholders. After origination, the Fund may offer such investments for sale to third parties; however, there is no assurance that the Fund will complete the sale of any such investment. If the Fund is unable to sell, assign, or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in the Fund’s investments being concentrated in certain borrowers. The Fund will be responsible for the fees and expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be borne by the Fund and indirectly borne by the shareholders.
The results of the Fund’s origination activities depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Loan origination subjects the Fund to risks associated with debt instruments more generally, including credit risk, prepayment risk, valuation risk, and interest rate risk. Competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing or the decrease of interest income from loans originated by the Fund, which may further limit its ability to generate desired returns. In addition, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future, and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Adviser and/or the Sub-Advisers will be able to identify and make investments that are consistent with its investment objectives. In addition, the Fund may originate certain of its investments with the expectation of later syndicating a portion of such investment to third parties. Prior to such syndication, or if such syndication is not successful, the Fund’s exposure to the originated investment may exceed the exposure that the Adviser and/or the Sub-Advisers intended to have over the long-term or would have had had it purchased such investment in the secondary market rather than originating it.
Loan originators are subject to certain state law licensing and regulatory requirements and loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations, regulatory actions, or private lawsuits may adversely affect such companies’ financial results. To the extent the Fund engages in loan origination and/or servicing, the Fund will be subject to enhanced risks of litigation, regulatory actions, and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties, or other charges, any or all of which could materially adversely affect the Fund and its holdings.
Access Risk
The Adviser is reliant on its relationships with Arrangers in connection with the Adviser’s management of the Fund. To the extent the Adviser is unable to develop or maintain relationships with qualified Arrangers, the Adviser may have difficulty ensuring the Fund’s access to suitable investment opportunities. On an ongoing basis, it cannot be certain that the Adviser and/or the Arrangers will be able to continue to locate a sufficient number of suitable investment opportunities to allow the Fund to fully implement its investment strategy. In addition, privately negotiated investments in loans and illiquid securities of private companies require substantial due diligence and structuring, and the Fund may not be able to achieve its anticipated investment pace. These factors increase the uncertainty, and thus the risk, of investing in the Fund. To the extent the Fund is unable to deploy its capital, its investment income and, in turn, the results of its operations, will likely be materially adversely affected.
Market Disruption, Health Crises, Terrorism and Geopolitical Risks
The Fund’s investments may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. Real Estate-Related Investments values may experience greater volatility during periods of challenging market conditions, which periods may be similar to or worse than the conditions experienced from late 2007 through 2009. In addition, there can be severe limitations on an investor’s ability to sell certain Real Estate-Related Investments, including those that are of higher credit quality, during a period of reduced credit market liquidity. Therefore, the Fund’s NAV will fluctuate. Shareholders may experience a significant decline in the value of their investment and could lose money. The Fund should be considered a speculative investment, and investors should invest in the Fund only if they can sustain a complete loss of their investment.
The Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Fund to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. In addition, trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. These events, as well as other changes in world economic, political and health conditions and their impact on the Fund are difficult to predict and could adversely affect individual issuers or related groups of issuers, issuers located in a particular geographic region, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of investments. At such times, exposure to a number of other risks described elsewhere in this section can increase.
The impact of COVID-19, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crisis could cause significant market volatility and declines in global financial markets and may affect adversely the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. A global pandemic or other widespread health crisis could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The foregoing could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying repurchase requests, see “Risk Factors – Interval Fund Risk”), disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.
Currency and Exchange Rate Risks
The Fund may engage in practices and strategies that will result in exposure to fluctuations in foreign exchange rates, including through investments in the Private Funds and Real Estate Securities, in which case the Fund will be subject to foreign currency risk. The Fund’s Shares are priced in U.S. dollars and the capital contributions to, and distributions from, the Fund are paid in U.S. dollars. However, because a portion of the Fund’s assets may be denominated directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries.
Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions.
Furthermore, the Fund may (but is not required to) attempt to hedge its exposure to foreign currencies, to reduce the risk of loss due to fluctuations in currency exchange rates relative to the U.S. dollar. There is no assurance, however, that currency hedging strategies will be used by the Fund or, if used, that they will be successful. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund. See “Risk Factors – Hedging Transactions Risk.”
Environmental and Unforeseen Liabilities Risk
The Fund could face substantial risk of loss from claims based on environmental problems associated with the real estate underlying the Fund’s investments, including claims in connection with adverse effects from global climate change. For example, persistent wildfires, a rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause properties to lose value or become unmarketable altogether. Furthermore, changes in environmental laws or in the environmental condition of an asset may create liabilities that did not exist at the time of the acquisition of such investment by the Fund and that could not have been foreseen. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such environmental condition. In addition, divestment trends tied to concerns about climate change could also adversely affect the value of certain assets.
In addition to the risk of environmental liability attaching to an investment, it is possible that investments acquired by the Fund could be affected by undisclosed matters. In respect of acquired land, the Fund’s investment in a Private Fund that owns such land could be affected by undisclosed matters such as legal easements, leases and all charges on property that have been registered and all charges that the acquiring entity is or should have been aware of at the time of the acquisition. Liability could also arise from the breaches of planning legislation and building regulations. Undisclosed breaches of other statutory regimes such as health and safety, fire and public health legislation, could also give rise to liability. The property owner could also be liable for undisclosed duties payable to municipalities and counties as well as public claims deriving from supply to the property of water, electricity and other utilities and services. It is therefore possible that the Fund could acquire an investment affected by such matters, which may have a material adverse effect on the value of such investments.
Business and Regulatory Risks
Legal, tax and regulatory changes (including laws and regulations relating to registered funds, the securities and derivatives markets, taxation of the Fund’s investments, trade barriers, and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund. These factors may affect, among other things, the level of volatility of the prices of securities and real estate assets, the liquidity of the Fund’s investments and the availability of certain securities and investments. Volatility or illiquidity could impair the Fund’s returns or result in significant losses. Additionally, the securities markets are subject to comprehensive statutes and regulations and the regulatory environment for Private Funds is evolving. Changes in the regulation of registered funds, securities markets, or Private Funds may adversely affect the value of investments held by the Fund and the ability of the Fund to pursue successfully its investment strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.
Fees and Expenses Risk
By investing in the Private Funds, Subsidiaries, and the VCMIX Sub-REIT indirectly through the Fund, a shareholder bears two layers of fees and expenses – at the Fund level and the Private Fund, Subsidiary, or the VCMIX Sub-REIT level – in addition to indirectly bearing any performance fees charged by a Private Fund. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a single Private Fund. In the aggregate, these fees and expenses could be substantial and adversely affect the value of any investment in the Fund. The Adviser has contractually agreed to reduce its Investment Management Fee paid by the Fund in an amount equal to any management fees it receives from the VCMIX Subsidiary and to waive any management fees it receives from the VCMIX Sub-REIT in order to avoid “double-counting” assets. In addition, to the extent investment opportunities are made available through Arrangers, the Fund will be responsible for sourcing fees and other compensation.
Focused Investment Risk
The Fund may, from time to time, invest a substantial portion of its assets in a particular asset type, industry, sector, geographic location or securities instrument. As a result, the Fund’s portfolio may be subject to greater risk and volatility than if investments had been made in a broader diversification of investments in terms of asset type, industry, sector, geographic location or securities instrument. To the extent that the Fund’s portfolio is focused in a property type, industry, sector, geographic location or securities instrument, the risk of any investment decision is increased.
REITs Risk
The Fund will invest in real estate indirectly through the VCMIX Sub-REIT and other entities that are intended to qualify as REITs. The risks of investing in REITs include certain risks associated with the real estate industry in general. See “Real Estate-Related Securities Risk” in this section. Investments in REITs also involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Fund’s losses. In addition, to the extent the Fund holds interests in REITs, investors in the Fund bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level), in addition to indirectly bearing any performance fees charged by a Private Fund. REITs may also fail to qualify for the favorable tax treatment available to REITs or may fail to maintain their exemptions from investment company registration. Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no guarantee that any entity in or through which the Fund invests will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment and could adversely affect the Fund’s NAV.
Dividends paid by REITs do not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “Tax Aspects” in the SAI. The Fund’s investments in REITs, including in the VCMIX Sub-REIT, may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a return of capital. Any such return of capital is not taxable, but will reduce the Fund’s basis in such investment, but not below zero. To the extent the distributions from a REIT exceed the Fund’s basis in its shares of such
REIT, the Fund will recognize gain. Shareholders that receive a return of capital distribution from the Fund will also reduce their tax basis in their Shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s Shares, such shareholder will recognize a capital gain. See also “Tax Risks – Sub-REIT” below.
Issuer Risk
Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.
High Yield Securities Risk
High yield securities (commonly referred to as “junk bonds”) are below investment grade debt securities or comparable unrated securities and are considered predominantly speculative. Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The issuers of high yield securities may be more adversely affected than issuers of higher rated securities by specific corporate or governmental developments or the issuers’ inability to meet specific projected business forecasts. Changes in economic conditions are more likely to lead to a weakened capacity for the issuers of these securities to make principal payments and interest payments. The amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing. An economic recession could disrupt the market for high yield securities and may have an adverse impact on the value of such securities. An economic downturn also could adversely affect the ability of leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund’s NAV to the extent that it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings or to take other steps to protect its investment in an issuer.
The secondary market for high yield securities is not usually as liquid as the secondary market for more highly rated securities, a factor that may have an adverse effect on the Fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these and other circumstances, may be less than the prices used in calculating the Fund’s NAV.
Since investors generally perceive that there are greater risks associated with lower quality debt securities, the yields and prices of such securities tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.
Diversification Risk
The Fund is a “non-diversified” management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified” management investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests.
Reliance on Key Persons Risk
The Fund relies on the services of certain executive officers who have relevant knowledge of Real Estate-Related Investments, debt, and real estate assets, and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.
Privately Placed Securities Risk
The Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place a Fund’s assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.
Underlying Investment Risk
By investing through certain investment vehicles, including the VCMIX Sub-REIT or one or more Subsidiaries, including the VCMIX Subsidiary, the Fund is exposed to the risks associated with the investments of such vehicles, which are the same risks associated with the Fund’s investments. The Subsidiaries and the VCMIX Sub-REIT are not registered under the Investment Company Act, and therefore are not subject to all of the investor protections of the Investment Company Act, although each will comply with certain sections of the Investment Company Act on a consolidated basis with the Fund. The Fund will wholly own or control each Subsidiary and the VCMIX Sub-REIT, which, like the Fund, will be managed by the Adviser, making it unlikely that any Subsidiary or the VCMIX Sub-REIT will take action contrary to the interests of the Fund and its shareholders. The Adviser will manage the VCMIX Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. There can be no assurance that the investment objective of an underlying investment vehicle will be achieved. Changes in the laws of the United States and/or any state under which the Fund, the VCMIX Sub-REIT, or any Subsidiary is organized, could result in the inability of the Fund, the VCMIX Sub-REIT, or such Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its shareholders.
Tax Risks
Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its ordinary income and net short-term gains in the form of deductible dividends.
Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from or about the Private Funds in which the Fund is invested. However, Private Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Private Funds in which the Fund can invest and may adversely bear on the Fund’s ability to qualify as a RIC under Subchapter M of the Code. The Fund expects to receive information from each Private Fund regarding its investment performance on a regular basis.
Private Funds and other entities classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% gross income test. In order to meet the 90% gross income test, the Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount or sources of such a Private Fund’s income until such income has been earned by the Private Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% gross income test.
In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets.
Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in a Private Fund that limit utilization of this cure period.
If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.
The Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it would be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying Private Funds. The Fund’s investment in Private Funds may make it difficult to estimate the Fund’s income and gains in a timely fashion, which may increase the likelihood that the Fund will be liable for the excise tax with respect to certain undistributed amounts. See “Taxes” and, in the SAI, “Tax Aspects”.
Investors will be required each year to pay applicable federal and state income taxes on their respective shares of any distributions from the Fund. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.
The Fund invests in Private Funds located outside the United States. Such Private Funds may be subject to withholding tax on their investments in such jurisdictions. Any such withholding tax would reduce the return on the Fund’s investment in such Private Funds. See “Taxes” and, in the SAI, “Tax Aspects.”
Tax Risks – Subsidiaries and the VCMIX Sub-REIT
In order to qualify as a regulated investment company, the Fund must limit its investment in any one issuer or any two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses to no more than 25% of the Fund’s total assets. It is possible that the VCMIX Sub-REIT, VCMIX Subsidiary, and/or any other Subsidiary will be treated as engaged in the same, similar or related trades or businesses for this purpose. As a result, the Fund may be required to limit its investment such entities in the aggregate to 25% of the Fund’s total assets.
VCMIX Subsidiary has elected to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where a Subsidiary, such as VCMIX Subsidiary, is organized in the U.S., the Subsidiary generally will be liable for an entity-level U.S. federal income tax on its income from U.S. and non-U.S. sources, as well as any applicable state taxes, which will reduce the Fund’s return on its investment in the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income of the Fund. Changes in the tax laws of the United States and/or the any state in which a Subsidiary is organized could result in the inability of the Fund and/or a Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its shareholders.
Tax Risks – Sub-REIT
The VCMIX Sub-REIT intends to elect to be taxed as a REIT. As long as certain requirements are met, a REIT generally is not subject to entity-level tax on the income and gain it distributes to shareholders. In order to qualify as a REIT under the Code, the VCMIX Sub-REIT must satisfy a number of requirements on a continuing basis, including requirements regarding the composition of its assets, sources of its gross income, distributions and stockholder ownership. The Fund intends to structure the VCMIX Sub-REIT and its activities in a manner designed to satisfy all of these requirements. However, the application of such requirements is not entirely clear, and it is possible that the IRS may interpret or apply those requirements in a manner that jeopardizes the ability of the VCMIX Sub-REIT to satisfy all of the requirements for qualification as a REIT.
Not more than 50% of the value of the VCMIX Sub-REIT’s outstanding capital stock may be owned, directly or indirectly, by five or fewer individuals or certain specified entities at any time during the last half of any calendar year
(the “Five or Fewer Test”), and the VCMIX Sub-REIT’s shares must be held by a minimum of 100 persons during at least 335 days in each taxable year (the “100-shareholder test”), subsequent to the first taxable year for which the VCMIX Sub-REIT’s qualification as a REIT is effective. For purposes of the Five or Fewer Test, the VCMIX Sub-REIT will “look through” to the beneficial owners of the Fund’s shares. Accordingly, if five or fewer individuals or certain specified entities, at any time during the last half of any calendar year, own, directly or indirectly, more than 50% of the VCMIX Sub-REIT’s shares through the Fund, then the VCMIX Sub-REIT’s qualification as a REIT could be jeopardized. The provisions of the Investment Company Act, such as those pertaining to a closed-end fund’s purchase of its own shares, may conflict with the kind of shareholder ownership limitations that are commonly used by REITs to ensure compliance with the Five or Fewer Test. The Fund may not have the information necessary for it to ascertain with certainty whether or not the VCMIX Sub-REIT satisfies the 50% Test. Accordingly there can be no assurance that the VCMIX Sub-REIT will continue to qualify and be able to minimize its corporate level tax liability through distributions, as discussed below.
In order to meet the 100-shareholder test necessary to qualify as a REIT under the Code, the VCMIX Sub-REIT has approximately 100 to 125 preferred shareholders who are “accredited investors” as defined in Regulation D of the Securities Act and are “qualified purchasers” for purposes of the Investment Company Act and the rules and regulations promulgated thereunder. The VCMIX Sub-REIT’s preferred shareholders have priority in the payment of dividends on their preferred shares at the established rate. As such, dividend payments to the VCMIX Sub-REIT’s preferred shareholders, along with any other expenses of the VCMIX Sub-REIT, may reduce the amount of income payable by the VCMIX Sub-REIT to the Fund.
Further, to be eligible for treatment as a REIT under the Code, among other things, the VCMIX Sub-REIT is generally required each year to distribute to its stockholders at least 90% of its REIT taxable income determined without regard to the dividends-paid deduction and excluding net capital gain. To the extent that it does not distribute all of its net capital gains, or distributes at least 90%, but less than 100%, of its REIT taxable income, as adjusted, it will have to pay a corporate level tax on amounts retained. Furthermore, if it fails to distribute during each calendar year at least the sum of (a) 85% of its ordinary income for that year, (b) 95% of its capital gain net income for that year, and (c) any undistributed taxable income from the preceding calendar year, it would have to pay a 4% nondeductible excise tax on the excess of the amounts required to be distributed over the sum of (a) the amounts that it actually distributed and (b) the amounts it retained and upon which it paid U.S. federal corporate income tax. These requirements could cause it to distribute amounts that otherwise would be spent on investments in real estate assets, and it is possible that the VCMIX Sub-REIT might be required to borrow funds, possibly at unfavorable rates, or sell assets, possibly at unfavorable prices, to fund the required distributions.
Even if the VCMIX Sub-REIT qualifies for taxation as a REIT, it may be subject to certain U.S. federal, state and local taxes on its income and assets, including taxes on any undistributed income, taxes on income from certain prohibited activities, including certain activities conducted as a result of a foreclosure, and state or local income, franchise, property and transfer taxes, including mortgage recording taxes. Dividends payable by the VCMIX Sub-REIT to the Fund and, in turn, by the Fund to its shareholders, generally are not qualified dividends eligible for reduced rates of tax.
If the VCMIX Sub-REIT fails to qualify as a REIT for any taxable year and it does not qualify for certain statutory relief provisions, it will be subject to U.S. federal income tax on its taxable income at corporate rates. In addition, it will generally be disqualified from treatment as a REIT for the four taxable years following the year of losing its REIT status. Losing its REIT status will reduce its net earnings available for investment or distribution to stockholders because of the additional tax liability. In addition, distributions to stockholders will no longer qualify for the dividends paid deduction, and the VCMIX Sub-REIT will no longer be required to make distributions. If this occurs, the VCMIX Sub-REIT might be required to borrow funds or liquidate some investments in order to pay the applicable tax. See also “Taxation of REIT Subsidiary” in the Statement of Additional Information.
Hedging Transactions Risk
The Fund and the Private Funds may invest in securities and utilize financial instruments, such as forward contracts, in an effort to protect against possible changes in the market value of portfolio positions resulting from fluctuations in the securities or other markets and changes in interest rates and hedge the interest rate or currency exchange rate on any liabilities or assets.
Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus moderating the decline in the portfolio positions’ value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. Moreover, it may not be possible for the Fund or a Private Fund to hedge against an exchange rate, interest rate or price fluctuation that is so generally anticipated that the Fund or a Private Fund is not able to enter into a hedging transaction at a price sufficient to protect its assets from the decline in value of the portfolio positions anticipated as a result of such fluctuations.
The Fund and the Private Funds are not required to attempt to hedge portfolio positions and, for various reasons, may determine not to do so. Furthermore, the Fund and the Private Funds may not anticipate a particular risk so as to hedge against it. To the extent that hedging transactions are effected, their success is dependent on the Fund or a Private Fund’s ability to predict correctly movements in the direction of currency, interest rates or other factors. Therefore, while the Fund or a Private Fund may attempt to hedge against undesirable exposure, unanticipated changes in the markets and investments or debt being hedged, or the nonoccurrence of events being hedged against, this may result in poorer overall performance than if the Fund or a Private Fund had not engaged in any such hedge. In addition, the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the portfolio positions being hedged is unpredictable. Moreover, for a variety of reasons, the Fund or the Private Funds may not seek to establish a perfect correlation between such hedging instruments and the portfolio considerations being hedged. Such imperfect correlation may prevent the Fund or the Private Funds from achieving the intended hedge or expose the Fund to additional risk of loss. The Fund will not sell securities short and or write uncovered options.
Market Capitalization Risk
The Fund may invest in equity securities without restriction as to market capitalization, such as those issued by medium-sized and smaller capitalization companies, including micro-cap companies. Those securities, particularly smaller-capitalization stocks, involve higher risks in some respects than do investments in securities of larger companies. The prices of the securities of some of these smaller companies are often more volatile and may be subject to more abrupt or erratic market movements than larger, more established companies, because they typically are more subject to changes in earnings and prospects, among other things. In addition, the risk of bankruptcy or insolvency of many smaller companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies, and, due to thin trading in some small-capitalization stocks, an investment in those securities may be highly illiquid. Some small companies have limited product lines, distribution channels and financial and managerial resources. Some of the companies in which the Fund invests may have product lines that have, in whole or in part, only recently been introduced to market or that may still be in the research or development stage. Such companies may also be dependent on key personnel with limited experience.
Micro-cap stocks typically involve greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable, their share prices tend to be more volatile, and their markets less liquid than stocks of companies with larger market capitalizations. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, and it can be difficult or impossible for the Fund to trade these securities at the desired time. Furthermore, publicly available information, including financial information, about micro-cap companies tends to be limited and some micro-cap companies trade over-the-counter or on a regional exchange with limited regulation. The relative lack of information, liquidity, and regulation results in an increased risk of corruption and fraud, including price manipulation, and the possibility of losses to the Fund.
Emerging Markets Risk
The non-U.S. securities in which the Fund or a Private Fund invests may include securities of companies based in emerging countries or issued by the governments of such countries. Investing in securities of certain of such countries and companies involves certain considerations not usually associated with investing in securities of developed countries or of companies located in developed countries, including political and economic considerations, such as greater risks of expropriation, confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of funds, nationalization and general social, political and economic instability; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; certain government policies that may restrict the Fund’s or a Private Fund’s investment opportunities; problems that may arise in connection with the clearance and settlement of trades; inflation and rapid fluctuations in inflation rates in the economies of certain emerging market countries; overdependence on exports, particularly with respect to primary commodities, which makes such economies vulnerable to volatile fluctuations in commodity prices; and overburdened infrastructure, such as delays in local postal, transport, banking or communications systems that could cause the Fund to lose rights, opportunities or entitlements and expose it to currency fluctuations. In addition, accounting and financial reporting standards that prevail in certain of such countries generally are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in these countries than is available to investors in companies located in more developed countries. There is also less regulation, generally, of the securities markets in emerging countries than there is in more developed countries. Placing securities with a custodian in an emerging country may also present considerable risks.
Direct Lending Risk
In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund may lose money on the loan depending on, among other things, the value of the underlying collateral and the Fund’s rights to that collateral. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce Fund performance. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.
LIBOR Transition and Reference Benchmark Risk
Certain instruments in which the Fund invests have historically relied upon LIBOR, an average offered interest rate for various maturities of short-term loans between certain major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly but the full impact of the transition on the Fund or the financial instruments in which the Fund invest cannot yet be fully determined.
In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.
Cybersecurity Risk
The Fund is susceptible to operational and information security risks relating to technologies such as the Internet. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of the Fund to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The widespread use of work-from-home arrangements and the increasing use of virtual meeting and other technologies in workplaces following the COVID-19 pandemic may increase cybersecurity risk.
Similar adverse consequences could result from cyber incidents affecting the Fund investments, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, banks, brokers, dealers, insurance companies and other financial institutions. In addition, substantial costs may be incurred in order to prevent cyber incidents in the future. While the Fund’s service providers, including the Adviser, may have established business continuity plans in the event of, and risk management policies and procedures and systems to prevent, such cyber incidents, there are inherent limitations in such plans, procedures and systems including the possibility that certain risks have not been identified. Furthermore, the Fund and the Adviser cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund and its shareholders. The Fund could be negatively impacted as a result.
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders or adversely affect the real value of investments in the Funds. This risk may be elevated compared to historical market conditions because of historically high prevailing inflation rates, recent current events, monetary policy measures, regulatory changes, and the current interest rate environment. Deflation risk is the risk that the prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Settlement Risk
In May 2024, the standard settlement cycle for numerous types of U.S. securities, including many of the securities in which the Fund invests, moved to T+1 from T+2. The Fund has worked with its service providers to prepare for the shortened settlement cycle and to understand and mitigate the potential impacts of shortened settlement on the Fund. However, this reduced settlement cycle may result in additional risks and implementation costs to the Fund to the extent that certain Fund investments have longer settlement cycles.

Effects of Leverage [Text Block]
Effects of Leverage
Assuming the Fund obtains bank borrowings with a repayment obligation equal to approximately 3% of the Fund’s managed assets and an annual interest rate of 6.5% of such repayment obligation or principal balance (which rate is approximately the current rate which the Adviser expects the Fund to pay, based on market rates as of March 31, 2024), income generated by the Fund’s portfolio (net of estimated expenses) would need to exceed 0.20% in order to cover such interest payments on the borrowings. Actual interest rates may vary and may be significantly higher or lower than the rate estimated above.
The following table illustrates the hypothetical effect on the return to a holder of the Fund’s common Shares of the leverage obtained through bank borrowings equal to approximately 3% of the Fund’s managed assets and interest paid on borrowings at an annual rate of 6.5%. It is designed to illustrate the effect of leverage on the total return of common Shares, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of −10%, −5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risk Factors – Leverage Risk.”

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(10.50)%	(5.35)%	(0.20)%	4.96%	10.11%

Total Return is composed of two main elements: the net investment income of the Fund after paying interest on its leverage and gains or losses on the value of the securities the Fund owns.
The Fund currently uses leverage (whether through the use of senior securities or otherwise) to achieve its investment objective, as a liquidity source to Fund repurchases or for temporary and extraordinary purposes and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions, and other factors.

Annual Interest Rate [Percent]	6.50%
Annual Coverage Return Rate [Percent]	0.20%
Effects of Leverage [Table Text Block]

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(10.50)%	(5.35)%	(0.20)%	4.96%	10.11%

Return at Minus Ten [Percent]	(10.50%)
Return at Minus Five [Percent]	(5.35%)
Return at Zero [Percent]	(0.20%)
Return at Plus Five [Percent]	4.96%
Return at Plus Ten [Percent]	10.11%
Effects of Leverage, Purpose [Text Block]
The following table illustrates the hypothetical effect on the return to a holder of the Fund’s common Shares of the leverage obtained through bank borrowings equal to approximately 3% of the Fund’s managed assets and interest paid on borrowings at an annual rate of 6.5%. It is designed to illustrate the effect of leverage on the total return of common Shares, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of −10%, −5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risk Factors – Leverage Risk.”

Real Estate-Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate-Related Securities Risk
The Fund will not invest in real estate directly, but will invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through the VCMIX Sub-REIT and other entities that qualify to be treated for tax purposes as REITs or investment vehicles treated similarly as private REITs for tax purposes. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values.
The following risks may affect real estate markets generally or specific assets and include, without limitation, general economic and social climate, regional and local real estate conditions, the supply of and demand for properties, the financial resources of tenants, competition for tenants from other available properties, the ability of the Private Funds to manage the real properties, changes in building, environmental, tax or other applicable laws, changes in real property tax rates, changes in interest rates, negative developments in the economy that depress travel activity, uninsured casualties, acts of God and other factors which are beyond the control of the Fund and the Adviser. Furthermore, changes in interest rates or the availability of debt may render the investment in real estate assets difficult or unattractive. The possibility of partial or total loss of capital will exist and investors should not subscribe unless they can readily bear the consequences of such loss. Many of these factors could cause fluctuations in occupancy rates, rent schedules or operating expenses, resulting in a negative effect on the value of real estate assets. Valuation of real estate assets may fluctuate. The capital value of the Fund’s investments may be significantly diminished in the event of a downward turn in real estate market prices.
Moreover, certain expenditures associated with real estate, such as taxes, debt service, maintenance costs and insurance, tend to increase over time and, in most cases, are not decreased by events adversely affecting rental revenues such as an unforeseen downturn in the real estate market, a lack of investor confidence in the market or a softening of demand. Thus, the cost of operating a property may exceed the rental income thereof. Insurance to cover losses and general liability in respect of properties may not be available or may be available only at prohibitive costs to cover losses from ongoing operations and other risks such as terrorism, earthquake, flood or environmental contamination. Even with comprehensive insurance to permit replacement in the event of total loss, certain types of losses are uninsurable or are not economically insurable, and the Fund will have no control over whether such insurance is maintained by the issuers in which it invests.
The Fund will invest in commercial real estate loans, mortgage loans, CMBS, B-Notes, mezzanine loans, and other similar types of investments. Certain factors may affect materially and adversely the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. Commercial real estate loans are secured by multifamily or commercial property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expenses or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, and changes in governmental rules, regulations and fiscal policies, including environmental legislation, natural disasters, terrorism, social unrest and civil disturbances.
In the event of any default under a mortgage loan held by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the Fund’s cash flow from operations. In the event of a default by a borrower on a non-recourse loan, the only recourse for the holder of that investment will be to the underlying asset (including any escrowed funds and reserves) collateralizing the loan. If a borrower defaults on a commercial real estate loan and the underlying asset collateralizing the commercial real estate loan is insufficient to satisfy the outstanding balance of the commercial real estate loan, this may cause a loss of principal or interest for the Fund. In addition, even if with recourse to a borrower’s assets, there may not be full recourse to such assets in the event of a borrower bankruptcy.
Foreclosure of a mortgage loan can be an expensive and lengthy process that could have a substantial negative effect on anticipated returns on the foreclosed mortgage loan. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law.
If the Fund makes or invests in mortgage loans and there are defaults under those mortgage loans, the Fund may not be able to repossess and sell the underlying properties in a timely manner. The resulting time delay could reduce the value of the investment in the defaulted mortgage loans. An action to foreclose on a property securing a mortgage loan is regulated by state statutes and regulations and is subject to many of the delays and expenses of other lawsuits if the defendant raises defenses or counterclaims. In the event of default by a mortgagor, these restrictions, among other things, may impede the Fund’s ability to foreclose on or sell the mortgaged property or to obtain proceeds sufficient to repay all amounts due to the Fund on the mortgage loan.
B-Notes. The Fund may invest in B-Notes. A B-Note is a mortgage loan typically (i) secured by a first mortgage on a single large commercial property or group of related properties and (ii) subordinated to an A-Note secured by the same first mortgage on the same collateral. As a result, if a borrower defaults, there may not be sufficient funds remaining for B-Note holders after payment to the A-Note holders. Since each transaction is privately negotiated, B-Notes can vary in their structural characteristics and risks. For example, the rights of holders of B-Notes to control the process following a borrower default may be limited in certain investments. The Fund cannot predict the terms of each B-Note investment and does not have control over the terms of the investments held by a Private Fund. Further, B-Notes typically are secured by a single property, and so reflect the increased risks associated with a single property compared to a pool of properties.
Mezzanine Loans. The Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or an entity that owns (directly or indirectly) the interest in the entity owning the real property. These types of investments may involve a higher degree of risk than long-term senior mortgage lending secured by income-producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. In the event of a bankruptcy of the entity providing the pledge of its ownership interests as security, the Fund may not have full recourse to the assets of such entity, or the assets of the entity may not be sufficient to satisfy the Fund’s mezzanine loan. If a borrower defaults on the Fund’s mezzanine loan or debt senior to the Fund’s loan, or in the event of a borrower bankruptcy, the Fund’s mezzanine loan will be satisfied only after the senior debt. As a result, the Fund may not recover some or all of the Fund’s investment. In addition, mezzanine loans may have higher loan-to-value ratios than conventional mortgage loans, resulting in less equity in the real property and increasing the risk of loss of principal.
The Fund may acquire interests in subordinated loans and invest in subordinated mortgage-backed securities. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy the Fund’s loan, there may be a loss of principal or interest. In the event a borrower declares bankruptcy, the holder of the investment may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan.
In general, losses on a mortgage loan included in a securitization will be borne first by the equity holder of the property, then by a cash reserve fund or letter of credit, if any, and then by the “first loss” subordinated security holder. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit and any classes of securities junior to those in which held by the Fund, the Fund may not be able to recover all of the Fund’s investment in the securities purchased. In addition, if the underlying mortgage portfolio has been overvalued by the originator, or if the values subsequently decline and, as a result, less collateral is available to satisfy interest and principal payments due on the related mortgage-backed securities, the securities in which the Fund may effectively become the “first loss” position behind the more senior securities, which may result in significant losses to the Fund.
Investments in commercial real estate loans are subject to changes in credit spreads. When credit spreads widen, the economic value of such investments decrease. Even though a loan may be performing in accordance with its loan agreement and the underlying collateral has not changed, the economic value of the loan may be negatively impacted by the incremental interest foregone from the widened credit spread.
Investment in long-term fixed rate debt securities will decline in value if long-term interest rates increase. Additionally, investments in floating-rate debt will be impacted by decreases in interest rates that may have a negative effect on value and interest income. Declines in market value may ultimately reduce earnings or result in losses to the Fund, which may negatively affect cash available for distribution to shareholders.
The decline in the broader credit markets related to the sub-prime mortgage dislocation has caused the global financial markets to become more volatile and the United States homebuilding market has been dramatically impacted as a result. The confluence of the dislocation in the real estate credit markets with the broad based stress in the United States real estate industry could create a difficult operating environment for owners of real estate in the near term and investors should be aware that the general risks of the Fund investing in real estate may be magnified.
Mortgage-Backed Securities. The Fund will invest in mortgage-backed securities on commercial real estate. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. The yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates of the underlying instrument, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates. The Fund may also hold mortgage-related securities without insurance or guarantees if the Adviser determines that the securities meet the Fund’s quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If the Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.
Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of “locking in” interest rates.
The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. Mortgage-backed securities are also subject to several risks created through the securitization process. Subordinate mortgage-backed securities are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes delinquent loans, there is a risk that the interest payment on subordinate mortgage-backed securities will not be fully paid. Subordinate mortgage-backed securities are also subject to greater credit risk than those mortgage-backed securities that are more highly rated. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.
Through its investments in mortgage-backed securities, including those that are issued by private issuers, the Fund may have exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities and other entities that acquire and package mortgage loans for resale as mortgage-backed securities. Unlike mortgage-backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself.
In addition, mortgage-backed securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private mortgage-backed securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
The Fund will invest a substantial portion of its assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act.
Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the prevailing price when it decided to sell. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at attractive prices or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.
Additionally, the Fund’s repurchase process could involve substantial complications and delays, as the ability of the Fund to honor repurchase requests is dependent in part upon the Fund’s ability to make withdrawals from Private Funds which may be delayed, suspended altogether or not possible because, among other reasons, (i) many Private Funds permit withdrawals only on an infrequent basis, which timing is not likely to coincide with the repurchase dates of the Fund, (ii) some Private Funds may impose limits (known as “gates”) on the aggregate amount that a shareholder or all shareholders in the Private Fund may withdraw on any single withdrawal date, and (iii) the Private Funds’ portfolios may include investments that are difficult to value and that may only be able to be disposed of at substantial discounts or losses.
In addition, the Fund’s interests in the Private Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Fund pursuant to limited withdrawal rights. Some Private Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Fund managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. Overall, the types of restrictions on investments by the Private Funds affect the Fund’s ability to invest in, hold, vote the shares of, or sell the Private Funds.
Furthermore, the Fund, upon its withdrawal of all or a portion of its interest in a Private Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of. In addition, each of VCMIX Sub-REIT and the Subsidiaries are expected to invest in illiquid assets, and the Fund’s investments in such entities will be illiquid. The VCMIX Sub-REIT and the Subsidiaries may be unable to sell their assets, or be forced to sell them at reduced prices. The Fund also may invest directly in other private securities that it may not be able to sell at the Fund’s current carrying value for the securities. The illiquidity of these securities may adversely affect the Fund.

Debt Securities and Related Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities and Related Investments Risk
The Fund intends to invest in real estate-related debt securities, including but not limited to senior secured debt, subordinated debt, real-estate related loans, mezzanine debt, and other similar types of investments. In addition to risks generally associated with debt securities and related investments (e.g., credit risk, interest rate risk), the Fund’s debt securities are subject to other risks. Certain factors may affect materially and adversely the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. The Fund may invest in debt securities that are unrated, or, if rated, below investment grade (commonly referred to as “high yield” securities or “junk bonds”), and whether or not rated, the debt securities may have speculative characteristics. In addition, there may be transfer restrictions on the private debt securities or, if applicable, the secondary market on which such debt securities are traded may be less liquid than the market for investment-grade securities, meaning such debt securities are subject to greater liquidity risk than investment-grade securities, and it may be more difficult to hedge against the risks associated with such debt securities. Debt securities are regarded as predominantly speculative with respect to a real estate company’s capacity to pay interest and repay principal in accordance with the terms of its obligations and involve risk exposure to adverse market and other financial conditions.
Investments of the Fund in the form of private debt securities generally are expected to be held for the duration of their term. While from time to time the Fund may seek to exit an investment prior to maturity, investments are likely to be relatively illiquid. The Fund’s ability to dispose of investments in such situations may be constrained by a general shortage of local capital and the absence of interest from third parties who may be seeking to acquire the debt securities and any such exit or disposal may be at a discount.

CreditRiskMember
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by the Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.
The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment-grade are considered to have speculative characteristics. If a security held by the Fund loses its rating or its rating is downgraded, the Fund may nonetheless continue to hold the security in the discretion of the Adviser.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Active Management Risk
Identifying and allocating assets among the appropriate investments is difficult and involves a high degree of uncertainty. The performance of the Fund depends in large part upon the Adviser’s successful application of analytical skills and investment judgment; the ability of the Adviser to choose successful Managers; and the ability of the Adviser to develop and implement investment strategies that achieve the Fund’s investment objective. Although the Adviser monitors the Managers, it is possible that one or more Managers may take substantial positions in the same instruments or markets at the same time, thereby interfering with the Fund’s investment goals. In addition, Managers may make investment decisions that conflict with each other; for example, at any particular time, one Manager may be purchasing shares of an issuer whose shares are being sold by another Manager. Consequently, the Fund indirectly could incur transaction costs without accomplishing any net investment result.
Furthermore, the Managers have varying levels of experience – some may be newly organized and have no, or limited, operating histories. Although the Adviser receives detailed information from each Manager regarding its historical performance and investment strategy, there may be some information that the Adviser cannot independently verify. In addition, a particular Manager’s past successful performance is not necessarily an indication of such Manager’s future performance. There can be no assurance that the Adviser’s assessments of Managers will prove accurate or that the Fund will achieve its investment objective.
In addition, the Adviser and the Managers, like other Fund service providers, are subject to various risks, including risks relating to operations and back office functions, property management, accounting, administration, risk management, valuation services and reporting. The Adviser and the Managers may also face competition from other industry participants that may be more established, have larger asset bases and have larger numbers of qualified management and technical personnel. Additionally, the investment strategies pursued by certain Managers may evolve over time, which may limit the Adviser’s ability to assess a Manager’s ability to achieve its long-term investment objective.
While the Fund and the Adviser will evaluate regularly each Private Fund and its Manager and each Sub-Adviser to determine whether their respective investment programs are consistent with the Fund’s investment objectives and whether the investment performance is satisfactory, the Adviser will not have any control over the investments made by a Private Fund and limited control over the investments made the Sub-Advisers. The Adviser’s or a Sub-Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or investment strategy may prove to be incorrect, and may cause the Fund to incur losses.
Even though Private Funds are subject to certain constraints, the Managers may change aspects of their investment strategies without prior notice to the Fund. The Managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for the Private Fund). The Adviser may reallocate the Fund’s investments among the Private Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Private Funds. The Fund’s investments in certain Private Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. These withdrawal limitations may prevent the Fund from reacting rapidly to market changes should a Private Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Private Funds that are poorly performing or have otherwise had adverse changes. The Adviser will engage in due diligence in an effort to ensure that the Fund’s assets are invested in Private Funds that provide reports that will enable them to monitor the Fund’s investments as to their overall performance, sources of income, asset valuations, and liabilities; however, there is no assurance that such efforts will necessarily detect fraud, malfeasance, inadequate back office systems, or other flaws or problems with respect to the Private Fund’s operations and activities. The Adviser will be dependent on information provided by the Private Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.
Conflicts of interest may arise from the fact that the Adviser, the Managers and their affiliates may be carrying on substantial investment activities for other clients in which the Fund has no interest. The Adviser, the Managers, and their respective affiliates manage the assets of and/or provide advice to registered investment companies, private investment funds and individual accounts (collectively, “Adviser Clients”) other than the Fund, which could compete for the same investment opportunities as the Fund. In addition, the Adviser, the Managers and their respective affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in private investment funds, private investment companies or other investment vehicles in which the Fund will have no interest. The Adviser, the Managers and their respective affiliates may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular Adviser Client or for themselves or their officers, directors, partners, members or employees, but not for the Fund. Situations may arise in which the Adviser, the Managers and/or their respective affiliates or Adviser Clients have made investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or available to, the Fund. The investment activities of the Adviser, the Managers and their respective affiliates and any of their respective officers, directors, partners, members or employees may disadvantage the Fund in certain situations, if, among other reasons, the investment activities limit the Fund’s ability to invest.
Furthermore, the officers or employees of the Adviser will be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity among the Fund and Adviser Clients. The Adviser and its respective officers and employees will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.
Personnel of the Adviser may also periodically discuss investment research and due diligence with portfolio managers and other senior personnel of the Managers and/or their respective affiliates. Investment decisions for the Fund are made independently from those of Adviser Clients. If, however, the Fund desires to invest in, or withdraw from, the same Private Fund as an Adviser Client, the opportunity will be allocated equitably. Decisions in this regard are necessarily subjective and there is no requirement that the Fund participate, or participate to the same extent as the Adviser Clients, in all available investments. In some cases, investments for Adviser Clients may be on terms different from, and sometimes more favorable than, an investment made on behalf of the Fund. In addition, the Adviser, the Managers and/or their respective affiliates or Adviser Clients may also have an interest in an account or investment vehicle managed by, or enter into relationships with, a Sub-Adviser or its affiliates on terms different, and potentially more favorable, than an interest in the Fund, which may adversely affect the amount the Fund will be able to invest in a Private Fund. In other cases, the Fund may invest in a manner opposite to that of Adviser Clients (i.e., the Fund buying an investment when Adviser Clients are selling, and vice-versa). Additionally, because any selling agents or their affiliates may provide brokerage, placement, investment banking and other financial or advisory services from time to time to one or more accounts or entities managed by the Managers or their affiliates, including the Private Funds, and receive compensation for providing these services, these relationships could preclude the Fund from engaging in certain transactions and could constrain the Fund’s investment flexibility. In addition, the Fund is subject to certain limitations relating to joint transactions with affiliates, which in certain circumstances will limit the Fund’s ability to make investments or enter into other transactions alongside other Adviser Clients. There can be no assurance that such regulatory restrictions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities. Managers may also receive research products and services in connection with the brokerage services that the Adviser, the Managers managing Private Funds, the Sub-Advisers acting as sub-advisers, and their respective affiliates may provide from time to time to one or more Manager accounts or to the Fund.
In addition, there may be a conflict of interest as a result of the fact that the Adviser receives the Investment Management Fee irrespective of the allocation of the Fund’s assets. This conflict of interest arises because the amount of overall time, expense, and other resources expended to select and monitor Sub-Advisers may be less than what is expended to select and monitor underlying Private Funds. If the overall time, expense, and other resources expended by the Adviser to select and monitor Sub-Advisers of the Fund is less than what the Adviser expends to select and monitor Private Funds, the Adviser will have an incentive to allocate more of the Fund’s assets to Sub-Advisers. The Board monitors this potential conflict of interest and any effect it may have on the Fund and its shareholders. Under normal circumstances, the Adviser does not believe that its overall cost and expense will differ materially between selecting and monitoring Private Funds on the one hand, or in compensating Sub-Advisers, on the other.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
There are significant risks associated with borrowings and leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Investors in the Fund should consider the various risks of leverage, including, without limitation, the risks described below. There is no assurance that a leveraging strategy would be successful.
Leverage involves risks and special considerations for shareholders including:
•	the likelihood of greater volatility of NAV of the Shares, and of the investment return to shareholders, than a comparable portfolio without leverage;
•	the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders;
•	the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;
•	the potential for an increase in operating costs, which may reduce the Fund’s total return; and
•	the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.
In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.
Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. In addition, borrowings by the Fund may be made on a secured basis. The Fund’s Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the Fund’s lenders or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lenders will have the right, through the Fund’s Custodian, to liquidate the Fund’s assets, which may include redemption of the Fund’s investments in underlying Private Funds, without consideration of whether doing so would be in the best interests of the Fund’s shareholders. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.
The use of leverage involves financial risk and would increase the exposure of the Fund’s investment returns to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the investments. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. Borrowings by the Fund may be secured by any or all of the assets of the Fund, with the consequences that the Fund may lose more than its equity stake in any one investment, and may lose all of its capital.
Interest or other expenses payable by the Fund with respect to its borrowings generally will be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the interest rates and other costs to the Fund of such leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to shareholders than if the Fund were not so leveraged. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs of leverage to the Fund (including interest expenses on borrowings) could exceed the rate of return on the investments held by the Fund, thereby reducing return to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders and will reduce the investment return of the Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Shares, and it may result in losses.
In addition to any borrowing utilized by the Fund, the VCMIX Subsidiary, the VCMIX Sub-REIT and the Private Funds in which the Fund invests may utilize leverage. The Private Funds may be able to borrow, subject to the limitations of their charters and operative documents. While leverage presents opportunities for increasing the Fund’s, the VCMIX Subsidiary’s, the VCMIX Sub-REIT’s, or a Private Fund’s total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of the Fund, the VCMIX Subsidiary, the VCMIX Sub-REIT, or the Private Fund will decrease. Additionally, any event which adversely affects the value of an investment by the Fund, the VCMIX Subsidiary, the VCMIX Sub-REIT, or a Private Fund would be magnified to the extent the Fund, the VCMIX Subsidiary, the VCMIX Sub-REIT, or such Private Fund is leveraged. Furthermore, because the Private Funds may themselves incur higher level of leverage than that which the Fund is permitted, the Fund could be effectively leveraged in an amount far greater than the limit imposed by the Investment Company Act.
The cumulative effect of the use of leverage by a Private Fund in a market that moves adversely to such Private Fund’s investments could result in a substantial loss which would be greater than if the Private Fund were not leveraged. The Adviser typically will target Private Funds with leverage limitations in the range of 30% to 65% of their gross asset value at the time incurred, as specified in their charters and operative documents or disclosure documents, as of when the Adviser selects the Private Funds. Furthermore, the Private Funds will hold their investments in entities organized as REITs, corporations or other entities that provide that the Fund’s risk of loss will be limited to the amount of the investment by the Fund. Nevertheless, while leverage presents opportunities for increasing a Private Fund’s, and consequently the Fund’s, total return, it has the effect of potentially increasing losses as well.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk
Common and preferred stocks represent equity ownership in a company. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. Stock markets are volatile and the value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
Investments in preferred stocks may also be subject to additional risks. For example, preferred stocks sometimes include provisions that permit the issuer to defer distributions for a period of time. When distributions are deferred, the Fund may be required to recognize income for tax purposes in excess of distributions received by the Fund. In addition, shareholder rights in preferred stocks often differ from shareholder rights in common stocks. There may be limited or no voting rights for preferred shareholders, and the issuer may have the right to redeem preferred stock without consent of preferred stock shareholders. Preferred securities may also be substantially less liquid than other equity securities and, therefore, may be subject to greater liquidity risk.

Loans and Loan-Related Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loans and Loan-Related Investments Risk
In addition to risks generally associated with debt securities and related investments (e.g., credit risk, interest rate risk), loans and loan-related investments, including loan participations and assignments, are subject to other risks. Although a loan obligation may be fully collateralized at the time of origination or acquisition, the collateral may subsequently decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value. Many loans and loan-related investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower.
There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of the loan. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s performance could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and the Fund could become part owner of any collateral if a loan is foreclosed, subjecting the Fund to costs associated with owning and disposing of the collateral.
The Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws in connection with its loan-related investments, although it may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s repurchase obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from a credit facility, if necessary to raise cash to meet its obligations. During periods of heightened repurchase activity or distressed market conditions, the Fund may seek to obtain expedited trade settlement, which will generally incur additional costs (although expedited trade settlement will not always be available).
The Fund may invest in loans in any part of the capital structure. Senior loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade (commonly referred to as “high yield”). Second lien loans are subordinated to the security interest of the senior lender or unsecured, and thus lower in priority of payment to senior loans, and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower, have greater price volatility, and may be less liquid. Unsecured loans will not benefit from any interest in collateral of the borrower. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund.
The Fund may have difficulty disposing of loans and loan participations because to do so it will have to assign or sell such securities to a third party. Because there is no liquid market for many such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio.
Generally, loans have the benefit of covenants that impose restrictions and obligations on the borrower, including, in some cases, restrictions on ability of the borrower to further encumber its assets. “Covenant-lite” agreements feature incurrence covenants, as opposed to more restrictive maintenance covenants. Under a maintenance covenant, the borrower would need to meet regular, specific financial tests, while under an incurrence covenant, the borrower only would be required to comply with the financial tests at the time it takes certain actions (e.g., issuing additional debt, paying a dividend, making an acquisition). A covenant-lite obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. To the extent a loan does not have certain covenants (or has less restrictive covenants), an investment in the loan will be particularly sensitive to the risks associated with loan investments.

Mortgage Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage Loan Risk
The Fund may originate and selectively acquire mortgage loans, which are generally loans secured by a first mortgage lien on a commercial property and are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single family residential property. In addition, certain of the mortgage loans in which the Fund invests may be structured so that all or a substantial portion of the principal will not be paid until maturity, which increases the risk of default at that time. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. In the event of any default under a mortgage loan held directly by the Fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the profitability of the Fund.

Loan Assignment and Participation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Assignment and Participation Risk
The Fund may purchase loan assignments and participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral and may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest. Because assignments may be arranged through private negotiations, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could have a partial ownership interest in any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In connection with purchasing participations, the Fund generally will not have any right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. The Fund may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower). As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
The Fund may invest in preferred shares of other issuers. Preferred shares are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common shareholders, but after bond holders and other creditors. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed (or floating) dividend payment rate and/or a liquidity preference over the issuer’s common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the Fund’s fixed income securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. In addition, the terms of preferred shares often do not include covenants that impose restrictions and obligations on the borrower to the degree that a lender may impose in connection with a loan. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.
Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or noncumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.
The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.

CMBS Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CMBS Risk
Commercial mortgage-backed securities (“CMBS”) are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal.

Foreign Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investing Risk
Foreign investments by the Fund and Private Funds may be subject to economic, political, regulatory and social risks, which may affect the liquidity of such investments. Foreign ownership of Real Estate Securities may be restricted, requiring the Private Funds in which the Fund invests to share the applicable investment with local third party shareholders or investors, and there may be significant local land use and permit restrictions, local taxes and other transaction costs that adversely affect the returns sought by the Fund. These investments may be subject to additional risks relating to adverse political developments (including nationalization, confiscation without fair compensation, civil disturbances, unrest or war) and regulatory risks, which may affect the liquidity of such investments. Further, foreign governments may impose restrictions to prevent capital flight, which may, for example, involve punitive taxation (including high withholding taxes) on certain securities, transfers or asset sales or the imposition of exchange controls, making it difficult or impossible to exchange or repatriate the applicable currencies. Foreign investments also are subject to additional risks such as:
•	unfavorable changes in currency rates and exchange control regulations;
•	reduced availability of information regarding foreign companies;
•	different accounting, auditing and financial standards and possibly less stringent reporting standards and requirements;
•	reduced liquidity and greater volatility;
•	difficulty in obtaining or enforcing a judgment;
•	increased brokerage commissions and custody fees; and
•	increased potential for corrupt business practices in certain foreign countries.
As a result of potential hurdles facing foreign parties in enforcing legal rights in certain jurisdictions, there can be no certainty that rights to investments in non-U.S. jurisdictions will be successfully upheld in the courts of such jurisdiction. Certain Private Funds that invest in foreign jurisdictions may have difficulty in successfully pursuing claims in the courts of such jurisdictions to enforce the Fund’s rights as an investor therein, as compared to the courts of the United States. To the extent that a judgment is obtained, but enforcement thereof must be sought in the courts of another jurisdiction, there can be no assurance that such courts will enforce such judgment. Further, due to unpredictable political climates in certain jurisdictions and shifting relationships between the U.S. and various jurisdictions, the ability of certain Private Funds to liquidate collateral held in non-U.S. jurisdictions may become difficult.
The Fund does not intend to obtain political risk insurance. Accordingly, actions of foreign governments could have a significant effect on economic actions in their respective countries, which could affect private sector real asset and real asset-related companies and the prices and yields of investments. Exchange control regulations, expropriation, confiscatory taxation, sanctions against a particular country or countries, organizations, entities and/or individuals, embargos, nationalization, political, economic or social instability or other economic or political developments in such countries could adversely affect the assets of the Fund.
Political changes or a deterioration of a foreign nation’s domestic economy or balance of trade may indirectly affect the Fund’s investment in a particular real estate or real estate-related securities in that nation. Moreover, the investments could be adversely affected by changes in the general economic climate or the economic factors affecting Real Estate Securities, changes in tax law or specific developments within such industries or interest rate movements. While the Adviser intends to manage foreign investments in a manner that it believes will minimize the Fund’s exposure to such risks, there can be no assurance that adverse political or economic changes will not cause the Fund to suffer losses.
In addition to the risks associated with investments in foreign Real Estate-Related Investments generally, such investments in particular regions or countries with emerging markets may face those risks to a greater degree and may face additional risks. See “Risk Factors – Emerging Markets Risk.”

Interval Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interval Fund Risk
The Fund is a closed-end investment company that provides limited liquidity through quarterly repurchase offers under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the LLC Agreement and the Fund’s repurchase policy. Shareholders should not expect to be able to sell their Shares in a secondary market transaction regardless of how the Fund performs. Even though the Fund will offer to repurchase
Shares on a quarterly basis, there is no guarantee that shareholders will be able to sell Shares at any given time or in the quantity desired. An investment in the Fund is considered an illiquid investment and the Shares are appropriate only for those investors who can tolerate risk and do not require a liquid investment.
In general, limited liquidity is provided to shareholders only through the Fund’s quarterly Repurchase Offers for not less than 5% nor more than 25% of the Shares outstanding on the Repurchase Request Deadline. The Repurchase Offer amount will be determined by the Board before each Repurchase Offer. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a quarterly Repurchase Offer. The Fund’s Repurchase Offers may be, and in the past have been, oversubscribed. In the event of oversubscription, the Fund may repurchase, and in the past has repurchased, shares on a pro rata basis. Because of the potential for proration, some shareholders might tender more shares than they wish to have repurchased in order to ensure the repurchase of specific number of Shares. Additionally, in certain instances such Repurchase Offers may be suspended or postponed by a vote of a majority of the Board, including a vote by a majority of the Independent Directors, as permitted by the Investment Company Act and other laws. See “Quarterly Repurchases of Shares.”

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The value of the Fund’s investments will be difficult to ascertain and the valuations provided in respect of the Fund’s Private Funds, the Subsidiaries, the VCMIX Sub-REIT, private debt investments and other private securities, will likely vary from the amounts the Fund would receive upon withdrawal of its investments. While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in the Private Funds, the Subsidiaries, the VCMIX Sub-REIT, private debt investments and other private securities that are not publicly traded will depend on the Managers to Private Funds or property managers to the Subsidiaries or the VCMIX Sub-REIT to provide a valuation or assistance with a valuation, of the Fund’s investment. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide no more than an estimate of value. Moreover, the valuation of the Fund’s investment in a Private Fund, as provided by a Manager as of a specific date, or of the VCMIX Sub-REIT provided by a property manager, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party.
The process of valuing the Fund’s private debt investments and other private investments for which reliable market quotations are not available is based on inherent uncertainties. Price estimates and other valuation information from third parties may at times be unavailable or unreliable. In particular, valuations of the Fund’s privately-issued debt investments backed by real estate-related assets may fluctuate over short periods of time depending on the nature of the asset. Pricing may be based on valuation ranges as opposed to specific price estimates and the Adviser may seek to fair value such investments using inputs such as comparable public market valuations, comparable transaction prices, discounted cash flow analyses, assessments of borrower credit quality and other financial or other relevant information. The Fund’s determination of fair value may differ materially from the values that would have been used if a liquid trading market for these securities existed. The Fund’s NAV could be adversely affected if the determinations regarding the fair value of its private debt investments and other private investments were materially higher than the values that the Fund ultimately realizes upon the disposition of such investments.
For information about the value of the Fund’s investment in Private Funds, the Adviser will be dependent on information provided by the Private Funds, including quarterly unaudited financial statements which, if inaccurate, could adversely affect the Adviser’s ability to value accurately the Fund’s Shares. Shareholders should be aware that the situations involving uncertainties as to the valuation of the investments of the Fund could have an adverse effect on the NAV of the Fund if the judgments of the Adviser regarding appropriate valuations should prove incorrect. The Adviser faces conflicts of interest in assisting with the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation.
Accordingly, there can be no assurance that the stated NAV of the Fund, as calculated based on such valuations, will be accurate on any given date, nor can there be any assurance that the sale of any property would be at a price equivalent to the last estimated value of such property. If at any time the stated NAV of the Fund is lower than its true value, those investors who have their Shares repurchased at such time will be underpaid and investors who retain their Shares would be adversely affected if more Shares were to be issued at the low price than are repurchased at that price. Conversely, if the Fund’s stated NAV is higher than its true value, those investors who purchase Shares at such time will overpay, and if repurchases of Shares based on a high stated NAV were to exceed purchases of Shares at that value, investors who do not have their Shares repurchased will be adversely affected. In addition, investors would be adversely affected by higher fees payable to the Adviser if the gross asset value of the Fund is overstated.
As a result, the NAV of the Fund, as determined based on the fair value of its investments in Private Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Private Funds. This could adversely affect shareholders whose Shares are repurchased as well as new shareholders and remaining shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment in connection with its withdrawal of its investment from a Private Fund, resulting in a dilution of the value of the Shares of shareholders who do not tender their Shares in any coincident tender offer and a windfall to tendering shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to shareholders remaining in the Fund, but a shortfall to tendering shareholders. The Adviser will attempt to resolve any conflicts between valuations assigned by Manager and fair value as determined by the Adviser by seeking information from the Manager and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund’s investment. Shareholders in the Fund have no individual right to receive information about the Private Funds or the Managers, will not be shareholders in the Private Funds, and will have no rights with respect to or standing or recourse against the Private Funds, Managers or any of their respective affiliates.

Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Funds Risk
The Private Funds will not be subject to the Investment Company Act, nor will they be publicly traded. As a result, the Fund’s investments in the Private Funds will not be subject to the protections afforded to shareholders under the Investment Company Act. These protections include, among others, certain corporate governance standards, such as the requirement of having a certain percentage of the directors serving on a board as independent directors, statutory protections against self-dealing by the Managers, and leverage limitations, and investment restrictions. Further, the Fund’s investments in Private Funds may be subject to heightened valuation, safekeeping, liquidity, and regulatory risks.
The Private Funds are not subject to the same investment limitations as the Fund and may have different and contrary investment limitations and other policies. Unlike registered investment companies, the Private Funds currently are not obligated by regulations or law to disclose publicly the contents of their portfolios. As such, the Fund has limited visibility into the underlying investments of the Private Funds, and is dependent on information provided by the Managers. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the allocation of its assets, and otherwise comply with regulations applicable to the Fund, may result in style drift, and ultimately may limit the universe of Private Funds in which the Fund can invest.
The Manager of a Private Fund may draw down on the Fund’s capital commitment all at once or in a series of capital calls. The portion of the Fund’s commitment to a Private Fund that has not been called is referred to as an “unfunded commitment.” The Fund may have a contractual obligation to provide capital to meet its unfunded commitment when the Manager draws upon the commitment. At the time the Fund enters into an unfunded commitment, it must have a reasonable belief that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. Under certain circumstances, this requirement could reduce the Fund’s flexibility to make investments in Private Funds and the Fund may be required to hold a substantial amount of its assets in money market securities, cash or cash equivalents, possibly for prolong periods of time; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.
The Fund may also be required to indemnify certain of the Private Funds from any liability, damage, cost or expense arising out of breaches of representations and warranties included in the Private Fund’s subscription documents and certain acts or omissions relating to the offer or sale of the Fund’s Shares. In addition, Private Funds may have indemnification obligations to the respective service providers they employ, which may result in increases to the fees and expenses for such Private Funds.
Prohibitions contained in the Investment Company Act on certain transactions between a registered investment company and its affiliated persons, or affiliated persons of those affiliated persons, restrict the Fund from investing in Private Funds sponsored or managed by the Adviser or its affiliates. In general, the Fund seeks to limit its investment in any one Private Fund to less than 25% of the Fund’s assets. The Fund may invest substantially all of its assets in non-voting securities of Private Funds. To the extent the Fund holds non-voting securities of, or contractually foregoes the right to vote in respect of, a Private Fund (which it intends to do in order to avoid being considered an affiliated person of a Private Fund within the meaning of the Investment Company Act), it will not be able to vote to the full extent of its economic interest on matters that require the approval of the investors of the Private Fund, including a matter that could adversely affect the Fund’s investment, such as changes to the Private Fund’s investment objective or policies or the termination of the Private Fund. Notwithstanding these waivers and limitations, the Fund may nevertheless be considered, under certain circumstances, to be an affiliate of a Private Fund. As such, the Fund might be subject to limitations imposed by the Investment Company Act on purchasing more interests in, or redeeming its interests from, such Private Fund, even if the additional investment or redemption would be beneficial to the Fund.
By investing in the Private Funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the Private Fund level – in addition to indirectly bearing any performance fees charged by a Private Fund. Performance fees may create an incentive for the Private Fund’s manager to make investments that are riskier or more speculative than those it might have made in the absence of a performance fee, which may result in losses. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a single Private Fund.
The Fund’s investments in Private Funds are priced according to their fair value, as determined in good faith by the Adviser. These valuations are based on estimates, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Adviser and the net asset value of the Fund’s shares. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if readily available market values were available for all of the Fund’s investments.
Investment in Private Funds carries the risk of loss due to Private Funds’ fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets), or poor judgment. During the lifetime of the Fund, there could be material changes in one or more Private Funds, including changes in control and mergers. The effect of such changes on a Private Fund cannot be predicted but could be material and adverse. Given the limited liquidity of the Private Funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any such changes, resulting in substantial losses from risks of Private Funds.

Joint Venture Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Joint Venture Risk
The Fund, directly or indirectly through a Subsidiary or the VCMIX Sub-REIT, may enter into joint ventures with unaffiliated third parties to make investments. In certain of these joint ventures, the Fund may share control with the third-party partner (for example, the Fund may have approval rights over some or all of the joint venture’s activities and, in limited circumstances, may have the ability to require that the joint venture take specific actions), even though the Fund may hold a majority of the economic interests of a joint venture. In many cases, the third-party partner may provide services for the joint venture or its assets, including, without limitation, management of day-to-day operations, asset management, property management, construction or development management, and leasing, refinancing or disposition related services. Such investments may involve risks not otherwise present with other methods of investment. In addition, disputes between the Fund and its joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s Directors and officers from focusing their time and efforts on the Fund’s business. The Fund may at times enter into arrangements that provide for unfunded commitments and, even when not contractually obligated to do so, may be incentivized to fund future commitments related to its investments.

Property Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Property Manager Risk
The Adviser, on behalf of the Fund or the VCMIX Sub-REIT, may hire property managers to manage properties and leasing agents to lease vacancies in properties held directly or indirectly by the VCMIX Sub-REIT. These property managers may be Fund affiliates or partners in joint ventures. The property managers may have significant decision-making authority with respect to the management of investment properties. The Fund’s ability to direct and control how its investment properties are managed on a day-to-day basis may be limited. Thus, the success of the Fund may depend in large part on the ability of property managers to manage the day-to-day operations and the ability of leasing agents to lease vacancies in properties. Any adversity experienced by, or problems in the Fund’s relationship with, property managers or leasing agents could adversely impact the operation and profitability of Fund investment properties.

Loan Origination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Origination Risk
The Fund may originate loans, including, without limitation, loans issued directly to real estate companies or in connection with projects focused on the management, development, construction, renovation, enhancement, maintenance, and/or operation of real-estate. Loans originated by the Fund may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. The Fund may originate loans to public or private entities of all types, including loans to U.S. and non-U.S. governmental entities or loans issued in connection with projects authorized or sponsored by such entities. The Fund may originate loans to borrowers that are unrated or have credit ratings that are determined by one or more NRSROs and/or the Adviser to be below investment grade. The loans the Fund invests in or originates may vary in maturity and/or duration. The Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower’s use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A significant portion of the Fund’s investments may be originated, although the Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a RIC. The results of the Fund’s origination activities depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Further, the Fund’s inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to Fund shareholders. After origination, the Fund may offer such investments for sale to third parties; however, there is no assurance that the Fund will complete the sale of any such investment. If the Fund is unable to sell, assign, or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in the Fund’s investments being concentrated in certain borrowers. The Fund will be responsible for the fees and expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be borne by the Fund and indirectly borne by the shareholders.
The results of the Fund’s origination activities depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Loan origination subjects the Fund to risks associated with debt instruments more generally, including credit risk, prepayment risk, valuation risk, and interest rate risk. Competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing or the decrease of interest income from loans originated by the Fund, which may further limit its ability to generate desired returns. In addition, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future, and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Adviser and/or the Sub-Advisers will be able to identify and make investments that are consistent with its investment objectives. In addition, the Fund may originate certain of its investments with the expectation of later syndicating a portion of such investment to third parties. Prior to such syndication, or if such syndication is not successful, the Fund’s exposure to the originated investment may exceed the exposure that the Adviser and/or the Sub-Advisers intended to have over the long-term or would have had had it purchased such investment in the secondary market rather than originating it.
Loan originators are subject to certain state law licensing and regulatory requirements and loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations, regulatory actions, or private lawsuits may adversely affect such companies’ financial results. To the extent the Fund engages in loan origination and/or servicing, the Fund will be subject to enhanced risks of litigation, regulatory actions, and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties, or other charges, any or all of which could materially adversely affect the Fund and its holdings.

Access Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Access Risk
The Adviser is reliant on its relationships with Arrangers in connection with the Adviser’s management of the Fund. To the extent the Adviser is unable to develop or maintain relationships with qualified Arrangers, the Adviser may have difficulty ensuring the Fund’s access to suitable investment opportunities. On an ongoing basis, it cannot be certain that the Adviser and/or the Arrangers will be able to continue to locate a sufficient number of suitable investment opportunities to allow the Fund to fully implement its investment strategy. In addition, privately negotiated investments in loans and illiquid securities of private companies require substantial due diligence and structuring, and the Fund may not be able to achieve its anticipated investment pace. These factors increase the uncertainty, and thus the risk, of investing in the Fund. To the extent the Fund is unable to deploy its capital, its investment income and, in turn, the results of its operations, will likely be materially adversely affected.

Market Disruption, Health Crises, Terrorism and Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption, Health Crises, Terrorism and Geopolitical Risks
The Fund’s investments may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. Real Estate-Related Investments values may experience greater volatility during periods of challenging market conditions, which periods may be similar to or worse than the conditions experienced from late 2007 through 2009. In addition, there can be severe limitations on an investor’s ability to sell certain Real Estate-Related Investments, including those that are of higher credit quality, during a period of reduced credit market liquidity. Therefore, the Fund’s NAV will fluctuate. Shareholders may experience a significant decline in the value of their investment and could lose money. The Fund should be considered a speculative investment, and investors should invest in the Fund only if they can sustain a complete loss of their investment.
The Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Fund to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. In addition, trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. These events, as well as other changes in world economic, political and health conditions and their impact on the Fund are difficult to predict and could adversely affect individual issuers or related groups of issuers, issuers located in a particular geographic region, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of investments. At such times, exposure to a number of other risks described elsewhere in this section can increase.
The impact of COVID-19, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crisis could cause significant market volatility and declines in global financial markets and may affect adversely the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. A global pandemic or other widespread health crisis could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The foregoing could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying repurchase requests, see “Risk Factors – Interval Fund Risk”), disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

Currency and Exchange Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency and Exchange Rate Risks
The Fund may engage in practices and strategies that will result in exposure to fluctuations in foreign exchange rates, including through investments in the Private Funds and Real Estate Securities, in which case the Fund will be subject to foreign currency risk. The Fund’s Shares are priced in U.S. dollars and the capital contributions to, and distributions from, the Fund are paid in U.S. dollars. However, because a portion of the Fund’s assets may be denominated directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries.
Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions.
Furthermore, the Fund may (but is not required to) attempt to hedge its exposure to foreign currencies, to reduce the risk of loss due to fluctuations in currency exchange rates relative to the U.S. dollar. There is no assurance, however, that currency hedging strategies will be used by the Fund or, if used, that they will be successful. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund. See “Risk Factors – Hedging Transactions Risk.”

Environmental and Unforeseen Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental and Unforeseen Liabilities Risk
The Fund could face substantial risk of loss from claims based on environmental problems associated with the real estate underlying the Fund’s investments, including claims in connection with adverse effects from global climate change. For example, persistent wildfires, a rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause properties to lose value or become unmarketable altogether. Furthermore, changes in environmental laws or in the environmental condition of an asset may create liabilities that did not exist at the time of the acquisition of such investment by the Fund and that could not have been foreseen. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such environmental condition. In addition, divestment trends tied to concerns about climate change could also adversely affect the value of certain assets.
In addition to the risk of environmental liability attaching to an investment, it is possible that investments acquired by the Fund could be affected by undisclosed matters. In respect of acquired land, the Fund’s investment in a Private Fund that owns such land could be affected by undisclosed matters such as legal easements, leases and all charges on property that have been registered and all charges that the acquiring entity is or should have been aware of at the time of the acquisition. Liability could also arise from the breaches of planning legislation and building regulations. Undisclosed breaches of other statutory regimes such as health and safety, fire and public health legislation, could also give rise to liability. The property owner could also be liable for undisclosed duties payable to municipalities and counties as well as public claims deriving from supply to the property of water, electricity and other utilities and services. It is therefore possible that the Fund could acquire an investment affected by such matters, which may have a material adverse effect on the value of such investments.

Business and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Business and Regulatory Risks
Legal, tax and regulatory changes (including laws and regulations relating to registered funds, the securities and derivatives markets, taxation of the Fund’s investments, trade barriers, and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund. These factors may affect, among other things, the level of volatility of the prices of securities and real estate assets, the liquidity of the Fund’s investments and the availability of certain securities and investments. Volatility or illiquidity could impair the Fund’s returns or result in significant losses. Additionally, the securities markets are subject to comprehensive statutes and regulations and the regulatory environment for Private Funds is evolving. Changes in the regulation of registered funds, securities markets, or Private Funds may adversely affect the value of investments held by the Fund and the ability of the Fund to pursue successfully its investment strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.

Fees and Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fees and Expenses Risk
By investing in the Private Funds, Subsidiaries, and the VCMIX Sub-REIT indirectly through the Fund, a shareholder bears two layers of fees and expenses – at the Fund level and the Private Fund, Subsidiary, or the VCMIX Sub-REIT level – in addition to indirectly bearing any performance fees charged by a Private Fund. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a single Private Fund. In the aggregate, these fees and expenses could be substantial and adversely affect the value of any investment in the Fund. The Adviser has contractually agreed to reduce its Investment Management Fee paid by the Fund in an amount equal to any management fees it receives from the VCMIX Subsidiary and to waive any management fees it receives from the VCMIX Sub-REIT in order to avoid “double-counting” assets. In addition, to the extent investment opportunities are made available through Arrangers, the Fund will be responsible for sourcing fees and other compensation.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focused Investment Risk
The Fund may, from time to time, invest a substantial portion of its assets in a particular asset type, industry, sector, geographic location or securities instrument. As a result, the Fund’s portfolio may be subject to greater risk and volatility than if investments had been made in a broader diversification of investments in terms of asset type, industry, sector, geographic location or securities instrument. To the extent that the Fund’s portfolio is focused in a property type, industry, sector, geographic location or securities instrument, the risk of any investment decision is increased.

REITs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REITs Risk
The Fund will invest in real estate indirectly through the VCMIX Sub-REIT and other entities that are intended to qualify as REITs. The risks of investing in REITs include certain risks associated with the real estate industry in general. See “Real Estate-Related Securities Risk” in this section. Investments in REITs also involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Fund’s losses. In addition, to the extent the Fund holds interests in REITs, investors in the Fund bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level), in addition to indirectly bearing any performance fees charged by a Private Fund. REITs may also fail to qualify for the favorable tax treatment available to REITs or may fail to maintain their exemptions from investment company registration. Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no guarantee that any entity in or through which the Fund invests will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment and could adversely affect the Fund’s NAV.
Dividends paid by REITs do not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “Tax Aspects” in the SAI. The Fund’s investments in REITs, including in the VCMIX Sub-REIT, may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a return of capital. Any such return of capital is not taxable, but will reduce the Fund’s basis in such investment, but not below zero. To the extent the distributions from a REIT exceed the Fund’s basis in its shares of such
REIT, the Fund will recognize gain. Shareholders that receive a return of capital distribution from the Fund will also reduce their tax basis in their Shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s Shares, such shareholder will recognize a capital gain. See also “Tax Risks – Sub-REIT” below.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities Risk
High yield securities (commonly referred to as “junk bonds”) are below investment grade debt securities or comparable unrated securities and are considered predominantly speculative. Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The issuers of high yield securities may be more adversely affected than issuers of higher rated securities by specific corporate or governmental developments or the issuers’ inability to meet specific projected business forecasts. Changes in economic conditions are more likely to lead to a weakened capacity for the issuers of these securities to make principal payments and interest payments. The amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing. An economic recession could disrupt the market for high yield securities and may have an adverse impact on the value of such securities. An economic downturn also could adversely affect the ability of leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund’s NAV to the extent that it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings or to take other steps to protect its investment in an issuer.
The secondary market for high yield securities is not usually as liquid as the secondary market for more highly rated securities, a factor that may have an adverse effect on the Fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these and other circumstances, may be less than the prices used in calculating the Fund’s NAV.
Since investors generally perceive that there are greater risks associated with lower quality debt securities, the yields and prices of such securities tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Diversification Risk
The Fund is a “non-diversified” management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified” management investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests.

Reliance on Key Persons Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on Key Persons Risk
The Fund relies on the services of certain executive officers who have relevant knowledge of Real Estate-Related Investments, debt, and real estate assets, and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Privately Placed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privately Placed Securities Risk
The Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place a Fund’s assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

Underlying Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Underlying Investment Risk
By investing through certain investment vehicles, including the VCMIX Sub-REIT or one or more Subsidiaries, including the VCMIX Subsidiary, the Fund is exposed to the risks associated with the investments of such vehicles, which are the same risks associated with the Fund’s investments. The Subsidiaries and the VCMIX Sub-REIT are not registered under the Investment Company Act, and therefore are not subject to all of the investor protections of the Investment Company Act, although each will comply with certain sections of the Investment Company Act on a consolidated basis with the Fund. The Fund will wholly own or control each Subsidiary and the VCMIX Sub-REIT, which, like the Fund, will be managed by the Adviser, making it unlikely that any Subsidiary or the VCMIX Sub-REIT will take action contrary to the interests of the Fund and its shareholders. The Adviser will manage the VCMIX Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. There can be no assurance that the investment objective of an underlying investment vehicle will be achieved. Changes in the laws of the United States and/or any state under which the Fund, the VCMIX Sub-REIT, or any Subsidiary is organized, could result in the inability of the Fund, the VCMIX Sub-REIT, or such Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its shareholders.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks
Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its ordinary income and net short-term gains in the form of deductible dividends.
Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from or about the Private Funds in which the Fund is invested. However, Private Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Private Funds in which the Fund can invest and may adversely bear on the Fund’s ability to qualify as a RIC under Subchapter M of the Code. The Fund expects to receive information from each Private Fund regarding its investment performance on a regular basis.
Private Funds and other entities classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% gross income test. In order to meet the 90% gross income test, the Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount or sources of such a Private Fund’s income until such income has been earned by the Private Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% gross income test.
In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets.
Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in a Private Fund that limit utilization of this cure period.
If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.
The Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it would be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying Private Funds. The Fund’s investment in Private Funds may make it difficult to estimate the Fund’s income and gains in a timely fashion, which may increase the likelihood that the Fund will be liable for the excise tax with respect to certain undistributed amounts. See “Taxes” and, in the SAI, “Tax Aspects”.
Investors will be required each year to pay applicable federal and state income taxes on their respective shares of any distributions from the Fund. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.
The Fund invests in Private Funds located outside the United States. Such Private Funds may be subject to withholding tax on their investments in such jurisdictions. Any such withholding tax would reduce the return on the Fund’s investment in such Private Funds. See “Taxes” and, in the SAI, “Tax Aspects.”

Tax Risks – Subsidiaries and the VCMIX Sub-REIT [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks – Subsidiaries and the VCMIX Sub-REIT
In order to qualify as a regulated investment company, the Fund must limit its investment in any one issuer or any two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses to no more than 25% of the Fund’s total assets. It is possible that the VCMIX Sub-REIT, VCMIX Subsidiary, and/or any other Subsidiary will be treated as engaged in the same, similar or related trades or businesses for this purpose. As a result, the Fund may be required to limit its investment such entities in the aggregate to 25% of the Fund’s total assets.
VCMIX Subsidiary has elected to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where a Subsidiary, such as VCMIX Subsidiary, is organized in the U.S., the Subsidiary generally will be liable for an entity-level U.S. federal income tax on its income from U.S. and non-U.S. sources, as well as any applicable state taxes, which will reduce the Fund’s return on its investment in the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income of the Fund. Changes in the tax laws of the United States and/or the any state in which a Subsidiary is organized could result in the inability of the Fund and/or a Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its shareholders.

Tax Risks – Sub-REIT [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks – Sub-REIT
The VCMIX Sub-REIT intends to elect to be taxed as a REIT. As long as certain requirements are met, a REIT generally is not subject to entity-level tax on the income and gain it distributes to shareholders. In order to qualify as a REIT under the Code, the VCMIX Sub-REIT must satisfy a number of requirements on a continuing basis, including requirements regarding the composition of its assets, sources of its gross income, distributions and stockholder ownership. The Fund intends to structure the VCMIX Sub-REIT and its activities in a manner designed to satisfy all of these requirements. However, the application of such requirements is not entirely clear, and it is possible that the IRS may interpret or apply those requirements in a manner that jeopardizes the ability of the VCMIX Sub-REIT to satisfy all of the requirements for qualification as a REIT.
Not more than 50% of the value of the VCMIX Sub-REIT’s outstanding capital stock may be owned, directly or indirectly, by five or fewer individuals or certain specified entities at any time during the last half of any calendar year
(the “Five or Fewer Test”), and the VCMIX Sub-REIT’s shares must be held by a minimum of 100 persons during at least 335 days in each taxable year (the “100-shareholder test”), subsequent to the first taxable year for which the VCMIX Sub-REIT’s qualification as a REIT is effective. For purposes of the Five or Fewer Test, the VCMIX Sub-REIT will “look through” to the beneficial owners of the Fund’s shares. Accordingly, if five or fewer individuals or certain specified entities, at any time during the last half of any calendar year, own, directly or indirectly, more than 50% of the VCMIX Sub-REIT’s shares through the Fund, then the VCMIX Sub-REIT’s qualification as a REIT could be jeopardized. The provisions of the Investment Company Act, such as those pertaining to a closed-end fund’s purchase of its own shares, may conflict with the kind of shareholder ownership limitations that are commonly used by REITs to ensure compliance with the Five or Fewer Test. The Fund may not have the information necessary for it to ascertain with certainty whether or not the VCMIX Sub-REIT satisfies the 50% Test. Accordingly there can be no assurance that the VCMIX Sub-REIT will continue to qualify and be able to minimize its corporate level tax liability through distributions, as discussed below.
In order to meet the 100-shareholder test necessary to qualify as a REIT under the Code, the VCMIX Sub-REIT has approximately 100 to 125 preferred shareholders who are “accredited investors” as defined in Regulation D of the Securities Act and are “qualified purchasers” for purposes of the Investment Company Act and the rules and regulations promulgated thereunder. The VCMIX Sub-REIT’s preferred shareholders have priority in the payment of dividends on their preferred shares at the established rate. As such, dividend payments to the VCMIX Sub-REIT’s preferred shareholders, along with any other expenses of the VCMIX Sub-REIT, may reduce the amount of income payable by the VCMIX Sub-REIT to the Fund.
Further, to be eligible for treatment as a REIT under the Code, among other things, the VCMIX Sub-REIT is generally required each year to distribute to its stockholders at least 90% of its REIT taxable income determined without regard to the dividends-paid deduction and excluding net capital gain. To the extent that it does not distribute all of its net capital gains, or distributes at least 90%, but less than 100%, of its REIT taxable income, as adjusted, it will have to pay a corporate level tax on amounts retained. Furthermore, if it fails to distribute during each calendar year at least the sum of (a) 85% of its ordinary income for that year, (b) 95% of its capital gain net income for that year, and (c) any undistributed taxable income from the preceding calendar year, it would have to pay a 4% nondeductible excise tax on the excess of the amounts required to be distributed over the sum of (a) the amounts that it actually distributed and (b) the amounts it retained and upon which it paid U.S. federal corporate income tax. These requirements could cause it to distribute amounts that otherwise would be spent on investments in real estate assets, and it is possible that the VCMIX Sub-REIT might be required to borrow funds, possibly at unfavorable rates, or sell assets, possibly at unfavorable prices, to fund the required distributions.
Even if the VCMIX Sub-REIT qualifies for taxation as a REIT, it may be subject to certain U.S. federal, state and local taxes on its income and assets, including taxes on any undistributed income, taxes on income from certain prohibited activities, including certain activities conducted as a result of a foreclosure, and state or local income, franchise, property and transfer taxes, including mortgage recording taxes. Dividends payable by the VCMIX Sub-REIT to the Fund and, in turn, by the Fund to its shareholders, generally are not qualified dividends eligible for reduced rates of tax.
If the VCMIX Sub-REIT fails to qualify as a REIT for any taxable year and it does not qualify for certain statutory relief provisions, it will be subject to U.S. federal income tax on its taxable income at corporate rates. In addition, it will generally be disqualified from treatment as a REIT for the four taxable years following the year of losing its REIT status. Losing its REIT status will reduce its net earnings available for investment or distribution to stockholders because of the additional tax liability. In addition, distributions to stockholders will no longer qualify for the dividends paid deduction, and the VCMIX Sub-REIT will no longer be required to make distributions. If this occurs, the VCMIX Sub-REIT might be required to borrow funds or liquidate some investments in order to pay the applicable tax. See also “Taxation of REIT Subsidiary” in the Statement of Additional Information.

Hedging Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging Transactions Risk
The Fund and the Private Funds may invest in securities and utilize financial instruments, such as forward contracts, in an effort to protect against possible changes in the market value of portfolio positions resulting from fluctuations in the securities or other markets and changes in interest rates and hedge the interest rate or currency exchange rate on any liabilities or assets.
Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus moderating the decline in the portfolio positions’ value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. Moreover, it may not be possible for the Fund or a Private Fund to hedge against an exchange rate, interest rate or price fluctuation that is so generally anticipated that the Fund or a Private Fund is not able to enter into a hedging transaction at a price sufficient to protect its assets from the decline in value of the portfolio positions anticipated as a result of such fluctuations.
The Fund and the Private Funds are not required to attempt to hedge portfolio positions and, for various reasons, may determine not to do so. Furthermore, the Fund and the Private Funds may not anticipate a particular risk so as to hedge against it. To the extent that hedging transactions are effected, their success is dependent on the Fund or a Private Fund’s ability to predict correctly movements in the direction of currency, interest rates or other factors. Therefore, while the Fund or a Private Fund may attempt to hedge against undesirable exposure, unanticipated changes in the markets and investments or debt being hedged, or the nonoccurrence of events being hedged against, this may result in poorer overall performance than if the Fund or a Private Fund had not engaged in any such hedge. In addition, the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the portfolio positions being hedged is unpredictable. Moreover, for a variety of reasons, the Fund or the Private Funds may not seek to establish a perfect correlation between such hedging instruments and the portfolio considerations being hedged. Such imperfect correlation may prevent the Fund or the Private Funds from achieving the intended hedge or expose the Fund to additional risk of loss. The Fund will not sell securities short and or write uncovered options.

Market Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Capitalization Risk
The Fund may invest in equity securities without restriction as to market capitalization, such as those issued by medium-sized and smaller capitalization companies, including micro-cap companies. Those securities, particularly smaller-capitalization stocks, involve higher risks in some respects than do investments in securities of larger companies. The prices of the securities of some of these smaller companies are often more volatile and may be subject to more abrupt or erratic market movements than larger, more established companies, because they typically are more subject to changes in earnings and prospects, among other things. In addition, the risk of bankruptcy or insolvency of many smaller companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies, and, due to thin trading in some small-capitalization stocks, an investment in those securities may be highly illiquid. Some small companies have limited product lines, distribution channels and financial and managerial resources. Some of the companies in which the Fund invests may have product lines that have, in whole or in part, only recently been introduced to market or that may still be in the research or development stage. Such companies may also be dependent on key personnel with limited experience.
Micro-cap stocks typically involve greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable, their share prices tend to be more volatile, and their markets less liquid than stocks of companies with larger market capitalizations. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, and it can be difficult or impossible for the Fund to trade these securities at the desired time. Furthermore, publicly available information, including financial information, about micro-cap companies tends to be limited and some micro-cap companies trade over-the-counter or on a regional exchange with limited regulation. The relative lack of information, liquidity, and regulation results in an increased risk of corruption and fraud, including price manipulation, and the possibility of losses to the Fund.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk
The non-U.S. securities in which the Fund or a Private Fund invests may include securities of companies based in emerging countries or issued by the governments of such countries. Investing in securities of certain of such countries and companies involves certain considerations not usually associated with investing in securities of developed countries or of companies located in developed countries, including political and economic considerations, such as greater risks of expropriation, confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of funds, nationalization and general social, political and economic instability; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; certain government policies that may restrict the Fund’s or a Private Fund’s investment opportunities; problems that may arise in connection with the clearance and settlement of trades; inflation and rapid fluctuations in inflation rates in the economies of certain emerging market countries; overdependence on exports, particularly with respect to primary commodities, which makes such economies vulnerable to volatile fluctuations in commodity prices; and overburdened infrastructure, such as delays in local postal, transport, banking or communications systems that could cause the Fund to lose rights, opportunities or entitlements and expose it to currency fluctuations. In addition, accounting and financial reporting standards that prevail in certain of such countries generally are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in these countries than is available to investors in companies located in more developed countries. There is also less regulation, generally, of the securities markets in emerging countries than there is in more developed countries. Placing securities with a custodian in an emerging country may also present considerable risks.

Direct Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Direct Lending Risk
In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund may lose money on the loan depending on, among other things, the value of the underlying collateral and the Fund’s rights to that collateral. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce Fund performance. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.

LIBOR Transition and Reference Benchmark Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR Transition and Reference Benchmark Risk
Certain instruments in which the Fund invests have historically relied upon LIBOR, an average offered interest rate for various maturities of short-term loans between certain major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly but the full impact of the transition on the Fund or the financial instruments in which the Fund invest cannot yet be fully determined.
In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
The Fund is susceptible to operational and information security risks relating to technologies such as the Internet. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of the Fund to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The widespread use of work-from-home arrangements and the increasing use of virtual meeting and other technologies in workplaces following the COVID-19 pandemic may increase cybersecurity risk.
Similar adverse consequences could result from cyber incidents affecting the Fund investments, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, banks, brokers, dealers, insurance companies and other financial institutions. In addition, substantial costs may be incurred in order to prevent cyber incidents in the future. While the Fund’s service providers, including the Adviser, may have established business continuity plans in the event of, and risk management policies and procedures and systems to prevent, such cyber incidents, there are inherent limitations in such plans, procedures and systems including the possibility that certain risks have not been identified. Furthermore, the Fund and the Adviser cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund and its shareholders. The Fund could be negatively impacted as a result.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders or adversely affect the real value of investments in the Funds. This risk may be elevated compared to historical market conditions because of historically high prevailing inflation rates, recent current events, monetary policy measures, regulatory changes, and the current interest rate environment. Deflation risk is the risk that the prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Settlement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Settlement Risk
In May 2024, the standard settlement cycle for numerous types of U.S. securities, including many of the securities in which the Fund invests, moved to T+1 from T+2. The Fund has worked with its service providers to prepare for the shortened settlement cycle and to understand and mitigate the potential impacts of shortened settlement on the Fund. However, this reduced settlement cycle may result in additional risks and implementation costs to the Fund to the extent that certain Fund investments have longer settlement cycles.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Recently, the U.S. Federal Reserve increased interest rates from historically low levels, resulting in rising interest rates across the financial system. Thus, the Fund currently faces a heightened level of risk associated with high interest rates and/or bond yields. Interest rate increases may result in a decline in the value of the fixed income or other investments held by the Fund that move inversely to interest rates. A decline in the value of such investments would result in a decline in the Fund’s NAV. Additionally, further changes in interest rates could result in additional volatility and could cause Fund shareholders to tender their Shares for repurchase at its regularly scheduled repurchase intervals. The Fund may need to liquidate portfolio investments at disadvantageous prices in order to meet such repurchases. Further increases in interest rates could also cause dealers in fixed income securities to reduce their market making activity, thereby reducing liquidity in these markets. To the extent the Fund holds fixed income securities or other securities that behave similarly to fixed income securities, the longer the maturity dates are for such securities will result in a higher likelihood of a decrease in value during periods of rising interest rates.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	5050 S. Syracuse Street
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	895-3773
Contact Personnel Name	William R. Fuhs, Jr.
Shares Of Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
The Fund is authorized to issue an unlimited number of Shares of beneficial interest. The Board is authorized to increase or decrease the number of Shares the Fund is authorized to issue. Each Share has one vote at all meetings of shareholders and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable.
All Shares have equal rights as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. Shareholders are not liable for further calls or assessments. The Fund will send periodic reports (including financial statements) to all shareholders. The Fund does not intend to hold annual meetings of shareholders. Shares are not available in certificated form. Any transfer of Shares will be void if made to an account held through a broker, dealer or other Intermediary that has not entered into an agreement for the provision of shareholder services to the Fund. In addition, in the event of any transfer that violates the foregoing transfer restrictions, such as pursuant to testate or intestate succession, the Fund will have the right (but not the obligation) to repurchase any such improperly transferred Shares at their then current NAV. This repurchase right is in addition to any other remedy that the Fund may have, including, when consistent with applicable law, refusing to recognize any such transfer. With very limited exceptions, including the ability of a shareholder to transfer or resell Shares pursuant to the terms of the LLC Agreement, Shares are not transferable and liquidity will be provided principally through limited Repurchase Offers. See “Risk Factors – Interval Fund Risk” and “– Liquidity Risk.”
In general, any action requiring a vote of the holders of the Shares of the Fund shall be effective if taken or authorized by the affirmative vote of a majority of the outstanding Shares. Any change in the Fund’s fundamental policies may also be authorized by the vote of the holders of two-thirds of the Shares present at a shareholders’ meeting if the holders of a majority of the outstanding Shares are present or represented by proxy.
All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder affirmatively elects not to reinvest in Shares. Shareholders may elect initially not to reinvest by indicating that choice in writing to the Fund’s transfer agent. Thereafter, shareholders are free to change their election by contacting the Fund’s transfer agent (or, alternatively, by contacting the selling agent that sold such shareholder its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for Shares received by reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, shareholders are entitled to share ratably in all the remaining assets of the Fund.
The following table shows Shares of the Fund that were authorized and outstanding as of February 25, 2025:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by the Fund for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of beneficial interest	Unlimited	0	73,286,643.56

As a continuously offered closed-end fund, it is anticipated that the Fund will offer additional Shares subject to future registration statements. In deciding whether to make these sales, the Fund will take into account all factors it considers relevant, including market conditions and the cash available to it for investment.

Security Title [Text Block]	Shares of beneficial interest.
Security Dividends [Text Block]	All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder affirmatively elects not to reinvest in Shares.
Security Voting Rights [Text Block]
In general, any action requiring a vote of the holders of the Shares of the Fund shall be effective if taken or authorized by the affirmative vote of a majority of the outstanding Shares. Any change in the Fund’s fundamental policies may also be authorized by the vote of the holders of two-thirds of the Shares present at a shareholders’ meeting if the holders of a majority of the outstanding Shares are present or represented by proxy.

Security Liquidation Rights [Text Block]	With very limited exceptions, including the ability of a shareholder to transfer or resell Shares pursuant to the terms of the LLC Agreement, Shares are not transferable and liquidity will be provided principally through limited Repurchase Offers.
Outstanding Securities [Table Text Block]

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by the Fund for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of beneficial interest	Unlimited	0	73,286,643.56

Outstanding Security, Title [Text Block]	Shares of beneficial interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	73,286,643.56

[1]	The Shares are not subject to a Sales Load.
[2]	Assumes interest expense accrued at the estimated rate of 6.5% on the estimated average borrowed funds used to employ leverage for the current fiscal year. The actual amount of borrowing costs borne by the Fund will vary over time based on the Fund’s use of borrowings and variations in market interest rates. The Fund’s interest expense, and therefore its borrowing costs, will increase in a rising interest rate environment.
[3]	Total Annual Fund Operating Expenses represent the Fund’s expenses estimated based on the Fund’s net assets as of March 31, 2024. The Fund’s Total Annual Fund Operating Expenses do not include the indirect costs of the underlying Other Private Funds, as discussed further in footnote 6 below.
[4]	Acquired Fund Fees and Expenses (“AFFE”) include certain of the fees and expenses incurred indirectly by the Fund as a result of investment in shares of investment companies (including short-term cash sweep vehicles) and certain Private Funds. Although the Private Funds are not investment companies registered pursuant to the Investment Company Act, some of the fund structures may be 3(c)(1)/3(c)(7) Funds (which, for the avoidance of doubt, but for Section 3(c)(1) or 3(c)(7) would meet the definition of investment company under the Investment Company Act and not qualify for any other exemption) while many others are Other Private Funds that would not be investment companies for reasons other than the exemptions in Sections 3(c)(1) and 3(c)(7). AFFE includes certain of the fees and expenses, such as management fees (including performance fees, where applicable), audit, and legal expenses (“Operating Costs”), incurred indirectly by the Fund through its investments in 3(c)(1)/3(c)(7) Funds (based on information provided by the managers of such 3(c)(1)/3(c)(7) Funds), but excludes the Operating Costs incurred by the Fund through its investments in Other Private Funds. The calculation of AFFE is based on the Fund’s net assets of $2.1 billion at March 31, 2024 and assumes investments in 3(c)(1)/3(c)(7) Funds of 0% of the Fund’s net assets, which is the Fund’s actual March 31, 2024 allocation. These allocations may change substantially over time and such changes may significantly affect AFFE. As of March 31, 2024, approximately 82.5% of the Fund’s net assets were invested in Other Private Funds. If the estimated Operating Costs of such Other Private Funds (which equal approximately 0.75% of the Fund’s net assets) were included in AFFE, the Fund’s Total Annual Fund Operating Expenses would equal 2.13%.

[5]	“Other Expenses” are estimated based on the Fund’s net assets as of March 31, 2024. Such estimated expenses of the Fund, including, among other things, fees and other expenses that the Fund will bear directly, the Fund’s ongoing offering costs, certain fees and expenses of VCMIX Subsidiary, and fees and expenses of certain service providers, will vary. “Other Expenses” excludes operating costs of the VCMIX Sub-REIT. The Fund does not expect to incur such expenses for its fiscal year ending March 31, 2025 and estimates the operating costs will be 0.01% of the Fund’s net assets for the fiscal year ending March 31, 2026. The Fund’s annual expense ratio will increase if the Fund’s asset level decreases. Given the variability in the Fund’s Other Expenses, the Fund’s Total Annual Fund Operating Expenses may increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Actual fees and expenses may be greater or less than those shown. See “Management of the Fund – Other Expenses of the Fund.”
[6]	The Total Annual Fund Operating Expenses provides a summary of all the direct fees and expenses of the Fund, but exclude the operating costs of the Other Private Funds. See footnote 6.